UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-06452

Fidelity Union Street Trust II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2026

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Fidelity® Municipal Money Market Fund Fidelity® Municipal Money Market Fund : FTEXX

This semi-annual shareholder report contains information about Fidelity® Municipal Money Market Fund for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Municipal Money Market Fund	$ 19	0.39%
Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$3,869,617,396
Number of Holdings	581
What did the Fund invest in?
(as of February 28, 2026)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	78.3
8-30	1.7
31-60	3.6
61-90	2.8
91-180	7.4
>180	5.7

ASSET ALLOCATION (% of Fund's net assets)

Variable Rate Demand Notes (VRDNs) - 36.3
Tender Option Bond - 30.9
Municipal Securities - 12.4
Commercial Paper - 7.3
Net Other Assets (Liabilities) - 13.1

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915385.101    10-TSRS-0426

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Municipal Money Market Fund

Semi-Annual Report
February 28, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Municipal Money Market Fund
Schedule of Investments February 28, 2026 (Unaudited)
Showing Percentage of Net Assets
Municipal Securities - 12.4%
	Principal Amount (a)	Value ($)
Arizona - 0.1%
Arizona - 0.1%
Transportation - 0.1%
Phoenix AZ Cvc Imp Crp Apr Rev Series 2018, 5% 7/1/2026 (c)	1,825,000	1,837,571
Phoenix AZ Cvc Imp Crp Apr Rev Series 2023, 5% 7/1/2026 (c)	1,815,000	1,825,290

TOTAL ARIZONA		3,662,861
Colorado - 0.2%
Colorado - 0.2%
General Obligations - 0.0%
Colorado St Bldg Excellent Schs Today Ctfs Partn (Colorado St Proj.) Series 2025T, 5% 3/15/2026	700,000	700,604
Colorado St Ed Ln Prog TRAN (Colorado St Proj.) 5% 6/30/2026	1,725,000	1,737,752
		2,438,356
Health Care - 0.2%
Colorado Health Facilities Authority (Ihc Health Services Inc Proj.) Series 2022B, 5% tender 5/15/2062 (b)	2,465,000	2,488,978
Colorado Health Facs Auth Rev (Advent Health Proj.) Series 2016 C, 5% tender 11/15/2036 (b)	1,590,000	1,615,468
		4,104,446
TOTAL COLORADO		6,542,802
Connecticut - 0.8%
Connecticut - 0.8%
Education - 0.2%
Connecticut St Health & Edl Facs Auth Revenue (Yale University Proj.) Series 2017 B2, 3.2% tender 7/1/2037 (b)	2,125,000	2,128,341
Connecticut St Hr Ed Supp Loan Series 2025 B 2, 5% tender 11/15/2045 (b)(c)	6,250,000	6,261,850
		8,390,191
General Obligations - 0.6%
Connecticut St Gen. Oblig. 5% 9/15/2026	665,000	673,663
Connecticut St Gen. Oblig. Series 2025 C, 5% 8/15/2026	985,000	996,233
Connecticut St Gen. Oblig. Series 2025A, 5% 3/15/2026	800,000	800,518
Middlefield Conn Gen. Oblig. BAN 4% 10/14/2026	2,675,000	2,698,522
New London CT BAN 4% 3/12/2026	400,000	400,139
Regional Sch Dist No 13 CT BAN 3.5% 10/21/2026	4,300,000	4,325,514
Stratford CT Gen. Oblig. BAN 3.5% 7/23/2026	4,700,000	4,719,766
Watertown CT Gen. Oblig. BAN 3.5% 10/28/2026	8,500,000	8,554,195
		23,168,550
TOTAL CONNECTICUT		31,558,741
District Of Columbia,Virginia - 0.1%
District Of Columbia,Virginia - 0.1%
Transportation - 0.1%
Metropolitan Wash DC Arpts Ath 5% 10/1/2026 (c)	105,000	106,191
Metropolitan Wash DC Arpts Ath Series 2019A, 5% 10/1/2026 (c)	1,000,000	1,011,873
Metropolitan Wash DC Arpts Ath Series 2021 A, 5% 10/1/2026 (c)	675,000	683,523
Metropolitan Wash DC Arpts Ath Series 2022 A, 5% 10/1/2026 (c)	225,000	228,196
Metropolitan Wash DC Arpts Ath Series 2023 A, 5% 10/1/2026 (c)	135,000	136,532
Metropolitan Wash DC Arpts Ath Series 2024A, 5% 10/1/2026 (c)	1,430,000	1,447,332

TOTAL DISTRICT OF COLUMBIA,VIRGINIA		3,613,647
Florida - 0.3%
Florida - 0.3%
Escrowed/Pre-Refunded - 0.2%
Greater Orlando Aviation Auth Series 2016 A, 5% 10/1/2039 (Pre-refunded to 10/1/2026 at 100) (c)	1,365,000	1,383,420
Greater Orlando Aviation Auth Series 2016 A, 5% 10/1/2041 (Pre-refunded to 10/1/2026 at 100) (c)	3,085,000	3,127,548
Greater Orlando Aviation Auth Series 2016 A, 5% 10/1/2046 (Pre-refunded to 10/1/2026 at 100) (c)	860,000	870,512
		5,381,480
General Obligations - 0.0%
Lee Cnty FL Sch Brd Ctfs Partn (Lee Cnty FL Sch Dist Proj.) 5% 8/1/2026	300,000	302,793
Transportation - 0.0%
Greater Orlando Aviation Auth Series 2022 A, 5% 10/1/2026 (c)	1,435,000	1,454,969
Water & Sewer - 0.1%
Miami-Dade Cnty FL Wtr & Swr Rev Series 2025 B, 5% 10/1/2026	3,400,000	3,445,348
TOTAL FLORIDA		10,584,590
Georgia - 0.0%
Georgia - 0.0%
Transportation - 0.0%
Atlanta GA Arpt Rev Series 2025B B 1, 5% 7/1/2026 (c)	1,700,000	1,713,311
Hawaii - 0.0%
Hawaii - 0.0%
General Obligations - 0.0%
Honolulu HI City & Cnty Gen. Oblig. Series 2020 B, 5% 3/1/2026	1,070,000	1,070,000
Idaho - 0.0%
Idaho - 0.0%
Health Care - 0.0%
Idaho Health Facilities Authority (Trinity Health Proj.) Series 2013ID, 2.625% tender 12/1/2048 (b)	900,000	900,000
Illinois - 1.8%
Illinois - 1.8%
General Obligations - 0.6%
Cook Cnty IL Gen. Oblig. 5% 11/15/2026	910,000	925,227
Cook Cnty IL Gen. Oblig. Series 2021 B, 4% 11/15/2026	900,000	908,923
Illinois St Gen. Oblig. 5% 3/1/2026	4,395,000	4,395,000
Illinois St Gen. Oblig. Series 2017 A, 5% 12/1/2026	1,800,000	1,827,763
Illinois St Gen. Oblig. Series 2017 B, 5% 12/1/2026	900,000	913,881
Illinois St Gen. Oblig. Series 2017D, 3.25% 11/1/2026	1,500,000	1,503,998
Illinois St Gen. Oblig. Series 2017D, 5% 11/1/2026	4,325,000	4,384,450
Illinois St Gen. Oblig. Series 2022A, 5% 3/1/2026	3,600,000	3,600,000
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2026	800,000	800,000
Illinois St Gen. Oblig. Series MAY 2023 C, 5% 5/1/2026	360,000	361,179
Illinois St Gen. Oblig. Series MAY 2023D, 5% 7/1/2026	2,560,000	2,577,175
Illinois St Gen. Oblig. Series NOVEMBER 2016, 5% 11/1/2026	1,400,000	1,419,259
		23,616,855
Health Care - 1.1%
Illinois Fin Auth Rev (Advocate Health Care Network Proj.) SIFMA Municipal Swap Index + 0.3%, 2.18% tender 4/1/2051 (b)(g)	40,690,000	40,690,000
Special Tax - 0.1%
Illinois St Sales Tax Rev Series DECEMBER 2025 A, 5% 6/15/2026	6,200,000	6,237,347
TOTAL ILLINOIS		70,544,202
Kansas - 0.1%
Kansas - 0.1%
General Obligations - 0.1%
Lawrence KS BAN 4% 5/1/2026	1,045,000	1,047,191
Wichita KS Gen. Oblig. BAN 5% 10/15/2026	1,105,000	1,121,289

TOTAL KANSAS		2,168,480
Kentucky - 0.1%
Kentucky - 0.1%
General Obligations - 0.1%
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series 2024 B, 5% 11/1/2026	500,000	507,693
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series 2025 B, 5% 9/1/2026	700,000	707,993
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series 2025A, 5% 9/1/2026	730,000	738,335

TOTAL KENTUCKY		1,954,021
Maine - 0.1%
Maine - 0.1%
General Obligations - 0.1%
Cape Elizabeth ME BAN Series 2026A, 5% 11/30/2026	4,400,000	4,484,234
Massachusetts - 0.3%
Massachusetts - 0.3%
General Obligations - 0.3%
Hopkinton MA BAN 4% 6/10/2026	12,725,000	12,759,155
Michigan - 0.5%
Michigan - 0.5%
Health Care - 0.5%
Kent MI Hosp Fin Auth (Corewell Health Proj.) SIFMA Municipal Swap Index + 0.25%, 2.13% tender 1/15/2047 (b)(g)	18,435,000	18,435,000
Michigan Fin Auth Rev (Corewell Health Proj.) 5% 4/15/2026	2,595,000	2,601,523

TOTAL MICHIGAN		21,036,523
Minnesota - 0.0%
Minnesota - 0.0%
General Obligations - 0.0%
Hennepin Cnty Minn Gen. Oblig. Series 2025D, 5% 12/1/2026	800,000	814,178
Nevada - 0.1%
Nevada - 0.1%
General Obligations - 0.1%
Clark Cnty NV School Dist Series 2020 B, 5% 6/15/2026	845,000	850,086
Clark Cnty NV School Dist Series 2025A, 5% 6/15/2026	1,100,000	1,106,001

TOTAL NEVADA		1,956,087
New Jersey - 3.6%
New Jersey - 3.6%
Education - 1.2%
Higher Ed Student Assistance Auth NJ Student Ln Rev (Nj Stud Loan 2025 Proj.) 5% tender 12/1/2056 (b)(c)	45,000,000	45,133,714
General Obligations - 2.4%
Burlington Cnty N J Gen. Oblig. BAN Series 2025A, 4% 6/17/2026	8,900,000	8,923,490
Cedar Grove Twp NJ Gen. Oblig. BAN Series 2025, 4% 6/24/2026	2,900,000	2,907,705
Edison Twp NJ Gen. Oblig. BAN Series 2025, 4% 11/5/2026	7,800,000	7,877,316
Essex Cnty NJ Gen. Oblig. BAN Series 2025, 4% 7/8/2026	1,495,000	1,501,854
Essex Cnty NJ Impt Auth Lease Gen. Oblig. RAN Series 2025, 5% 3/17/2026	4,380,000	4,383,891
Freehold Township NJ Gen. Oblig. BAN Series 2025B, 3.5% 10/19/2026	8,200,000	8,245,679
Hazlet Twp NJ Gen. Oblig. BAN Series 2025 A, 3.5% 11/4/2026	3,763,000	3,785,920
Hudson Cnty NJ Impt Auth Lease Rev BAN 4% 3/12/2026	975,000	975,286
Jefferson Twp NJ Gen. Oblig. BAN 4% 6/12/2026	3,000,000	3,007,306
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) Series 2023 RRR, 5% 3/1/2026	6,985,000	6,985,000
New Jersey St Gen. Oblig. 5% 6/1/2026	2,125,000	2,135,510
New Jersey Trans Trust Fund Auth 5% 12/15/2026	905,000	920,560
Passaic Cnty NJ Gen. Oblig. BAN 3.5% 10/29/2026	6,500,000	6,540,751
Scotch Plains Twp NJ Gen. Oblig. BAN 3.75% 8/25/2026	1,260,000	1,264,326
Stafford Twp NJ Gen. Oblig. BAN Series 2025A, 3.5% 10/20/2026	9,700,000	9,758,577
Upper Saddle River NJ BAN 4% 3/20/2026	2,200,000	2,200,909
Vernon Twp NJ Ban Gen. Oblig. BAN 3.75% 8/21/2026	2,400,000	2,411,068
Verona Twp NJ Gen. Oblig. BAN Series 2025B, 3.5% 10/21/2026	2,100,000	2,112,063
West Milford Township NJ Gen. Oblig. BAN 3.75% 9/11/2026	3,700,000	3,720,865
Westfield NJ Gen. Oblig. BAN 4% 11/6/2026	2,700,000	2,717,394
Wood-Ridge Boro NJ BAN 4% 5/14/2026	4,700,000	4,707,386
Woodcliff Lake NJ Gen. Oblig. BAN 3.75% 9/18/2026	2,200,000	2,210,601
		89,293,457
Housing - 0.0%
NJ Hsg & Mtg Fin Agy Multi Fam Rev (NJ Multi-Family 12/16/04 Proj.) Series 2024 D 2, 2.85% 11/1/2026	1,800,000	1,799,401
TOTAL NEW JERSEY		136,226,572
New Mexico - 0.1%
New Mexico - 0.1%
Housing - 0.1%
New Mexico Mtg Fin Auth (Nm Sf Mortgage 2005 General Indenture Sf Mbs Open Proj.) 3% tender 9/1/2057 (b)	2,600,000	2,600,000
New Mexico Mtg Fin Auth (Nm Sf Mortgage 2005 General Indenture Sf Mbs Open Proj.) 3% tender 9/1/2057 (b)	2,100,000	2,100,000
New Mexico Mtg Fin Auth (Nm Sf Mortgage 2005 General Indenture Sf Mbs Open Proj.) 3% tender 9/1/2057 (b)	500,000	500,000

TOTAL NEW MEXICO		5,200,000
New York - 1.6%
New York - 1.6%
General Obligations - 1.6%
Burnt Hills Ballston Lake NY Cent Sch Dist BAN Series 2025, 4% 6/18/2026	7,900,000	7,919,440
Island Trees Ufsd New York BAN Series 2025, 3.5% 6/17/2026	3,500,000	3,508,391
Livingston Cnty NY Gen. Oblig. BAN 3.5% 12/11/2026	3,761,560	3,770,393
Newburgh N Y Enlarged City Schdist BAN Series 2025, 4% 6/24/2026	21,400,000	21,458,794
Niagara-Wheatfield NY Csd BAN 4% 6/25/2026	3,200,000	3,208,379
South Colonie NY Cent Sch Dist BAN Series 2025A, 4% 7/9/2026	15,900,000	15,952,723
White Plains NY City Sch Dist BAN Series 2025, 3.5% 6/19/2026	6,000,000	6,016,982

TOTAL NEW YORK		61,835,102
North Carolina - 0.0%
North Carolina - 0.0%
General Obligations - 0.0%
State of North Carolina Gen. Oblig. Series 2025B, 5% 5/1/2026	1,150,000	1,154,429
Ohio - 1.1%
Ohio - 1.1%
General Obligations - 1.1%
Bay Village Ohio Gen. Oblig. BAN 4% 12/17/2026	900,000	907,526
Blue Ash OH Gen. Oblig. BAN Series 2025, 3.75% 3/24/2026	3,100,000	3,101,287
Cleveland OH Gen. Oblig. BAN Series 2025, 4% 12/9/2026	2,800,000	2,828,975
County of Muskingum OH Gen. Oblig. BAN Series 2025A, 4% 12/15/2026	4,200,000	4,241,417
County of Muskingum OH Gen. Oblig. BAN Series 2025B, 4% 6/16/2026	1,500,000	1,505,565
Cuyahoga Cnty OH Gen. Oblig. BAN 4.25% 5/4/2026	2,500,000	2,504,637
Delaware OH BAN 3.75% 4/16/2026	1,000,000	1,000,744
Delaware OH Gen. Oblig. BAN Series 2025C, 4.625% 4/16/2026	1,100,000	1,102,420
Hamilton OH Gen. Oblig. BAN Series 2025, 4% 12/15/2026	2,600,000	2,628,074
Huber Heights OH Gen. Oblig. BAN Series 2025, 5% 6/25/2026	3,400,000	3,418,626
Jonathan Alder OH Loc Sch Dist BAN 4% 6/2/2026	1,000,000	1,002,995
Lakewood OH Gen. Oblig. BAN 4% 4/9/2026	2,000,000	2,001,864
Lebanon OH Gen. Oblig. BAN 4% 1/21/2027	800,000	808,737
Monroe OH Loc Sch Dist BAN 4% 12/2/2026	2,800,000	2,825,328
Oak Hills OH Loc Sch Dist BAN 4% 6/3/2026	1,800,000	1,806,742
Ohio St Adult Correctional Cap Facs (State of Ohio Proj.) Series 2025A, 5% 10/1/2026	700,000	710,023
Solon OH Go Gen. Oblig. BAN 4% 12/8/2026	1,400,000	1,412,625
Springfield OH BAN 3.625% 3/25/2026	1,900,000	1,900,720
State of Ohio Gen. Oblig. Series 2025A, 5% 9/1/2026	400,000	404,727
State of Ohio Gen. Oblig. Series 2025D, 5% 11/1/2026	600,000	609,511
State of Ohio Series 2025A, 5% 12/1/2026	400,000	407,178
Vandalia City OH Gen. Oblig. BAN Series 2025, 4% 12/2/2026	1,400,000	1,413,093
Wyoming OH Gen. Oblig. BAN Series 2026, 4% 10/13/2026 (f)	700,000	706,138
		39,248,952
Health Care - 0.0%
Franklin Cnty OH Rev (Trinity Health Proj.) Series 2013OH, 2.625% tender 12/1/2046 (b)	1,600,000	1,600,000
TOTAL OHIO		40,848,952
Oregon - 0.1%
Oregon - 0.1%
General Obligations - 0.0%
Oregon St Gen. Oblig. Series 2025 K, 5% 11/1/2026	1,030,000	1,046,479
Special Tax - 0.1%
Oregon St Dept Admin Lottery 5% 4/1/2026	4,200,000	4,206,151
TOTAL OREGON		5,252,630
Pennsylvania - 0.0%
Pennsylvania - 0.0%
General Obligations - 0.0%
Pennsylvania St Gen. Oblig. Series 2018, 5% 3/1/2026	1,000,000	1,000,000
Rhode Island - 0.1%
Rhode Island - 0.1%
General Obligations - 0.1%
Barrington RI BAN 4% 5/28/2026	2,800,000	2,805,822
South Carolina - 0.4%
South Carolina - 0.4%
General Obligations - 0.4%
Berkeley Cnty SC School Dist Series 2025A, 5% 6/1/2026	1,335,000	1,342,543
Clover SC Sch Dist No 2 York Cnty BAN Series 2025, 5% 10/1/2026	1,805,000	1,829,794
Orangeburg County School District BAN Series 2025, 5% 8/13/2026	225,000	227,562
South Carolina Assn Govt Orgt (South Carolina St Proj.) Series 2025B, 5% 3/2/2026	3,745,000	3,745,257
York Cnty SC Sch Dist No 4 Fort Mill BAN 4% 10/7/2026	9,700,000	9,786,705

TOTAL SOUTH CAROLINA		16,931,861
Texas - 0.5%
Texas - 0.5%
Electric Utilities - 0.0%
Austin TX Elec Util Sys Rev Series 2025, 5% 11/15/2026	400,000	406,505
General Obligations - 0.4%
Dallas TX Gen. Oblig. Series 2025, 5% 8/15/2026	1,400,000	1,414,804
Houston TX TRAN 4% 6/30/2026	2,100,000	2,109,574
Houston TX TRAN Series 2025, 5% 6/30/2026	4,200,000	4,232,871
North East Indpt Sch Dist TX Series 2025, 5% 8/1/2026 (Permanent Sch Fund of Texas Guaranteed)	715,000	722,240
Texas State Gen. Oblig. Series 2022, 5% 8/1/2026 (c)	1,130,000	1,140,012
Travis Cnty TX Gen. Oblig. Series 2025, 5% 3/1/2026	3,125,000	3,125,000
		12,744,501
Special Tax - 0.0%
Texas State Gen. Oblig. Series 2025, 5% 10/1/2026	1,000,000	1,014,115
Water & Sewer - 0.1%
Houston TX Util Sys Rev Series 2024 A, 5% 11/15/2026	535,000	543,527
San Antonio TX Wtr Rev 5% 5/15/2026	2,280,000	2,289,158
Texas Wtr Dev Brd Series 2022, 5% 10/15/2026	415,000	421,229
		3,253,914
TOTAL TEXAS		17,419,035
Utah - 0.0%
Utah - 0.0%
Health Care - 0.0%
Utah Cnty Utah Hosp Rev (Ihc Health Services Inc Proj.) Series 2020B 2, 5% tender 5/15/2060 (b)	1,000,000	1,009,320
Washington - 0.3%
Washington - 0.3%
General Obligations - 0.2%
Snohomish Cnty Wash SD No 201 Series 2025, 5% 12/1/2026 (State of Washington Guaranteed)	900,000	915,008
State of Washington Gen. Oblig. Series R 2026A, 5% 7/1/2026	5,730,000	5,775,423
		6,690,431
Transportation - 0.1%
Port Seattle WA Rev Series 2018A, 5% 5/1/2026 (c)	2,095,000	2,102,115
Port Seattle WA Rev Series 2021, 5% 9/1/2026 (c)	465,000	470,030
Port Seattle WA Rev Series D, 5% 5/1/2026 (c)	850,000	852,497
		3,424,642
TOTAL WASHINGTON		10,115,073
Wisconsin - 0.1%
Wisconsin - 0.1%
General Obligations - 0.1%
Madison WI Met Sch Dist TRAN Series 2025, 5% 9/1/2026	5,100,000	5,161,471
TOTAL MUNICIPAL SECURITIES (Cost $480,323,099)		480,323,099

Tender Option Bond - 30.9%
	Principal Amount (a)	Value ($)
Alabama - 1.2%
Alabama Infirmary Health Rev Participating VRDN Series 5065, 1.91% 2/1/2054 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)	18,700,000	18,700,000
Black Belt Energy Gas District Alagas Proj Rev Participating VRDN Series 2025 XL0702, 1.93% 10/1/2035 (Liquidity Facility Royal Bank of Canada NY) (b)(d)	3,175,000	3,175,000
Black Belt Energy Gas District Alagas Proj Rev Participating VRDN Series 2025 ZL0724, 1.93% 12/1/2055 (Liquidity Facility Royal Bank of Canada NY) (b)(d)	3,400,000	3,400,000
Black Belt Energy Gas District Alagas Proj Rev Participating VRDN Series 5104, 2.08% 5/1/2056 (Liquidity Facility JP Morgan Securities LLC) (b)(d)	3,700,000	3,700,000
Black Belt Energy Gas District Participating VRDN 1.93% 10/1/2054 (Liquidity Facility Royal Bank of Canada NY) (b)(d)	4,375,000	4,375,000
Black Belt Energy Gas District Participating VRDN Series 2023 ZL0509, 1.93% 2/1/2053 (Liquidity Facility Royal Bank of Canada NY) (b)(d)	2,330,000	2,330,000
Black Belt Energy Gas District Participating VRDN Series 2024 XM1190, 1.93% 5/1/2055 (Liquidity Facility Royal Bank of Canada NY) (b)(d)	700,000	700,000
Black Belt Energy Gas District Participating VRDN Series 2025 XM1233, 1.93% 3/1/2055 (Liquidity Facility Royal Bank of Canada NY) (b)(d)	700,000	700,000
Energy Southeast AL Coop District Participating VRDN 1.93% 7/1/2054 (Liquidity Facility Royal Bank of Canada NY) (b)(d)	2,000,000	2,000,000
Jefferson County Swr Rev Participating VRDN Series 2024 XL0531, 1.92% 10/1/2053 (Liquidity Facility Barclays Bank PLC) (b)(d)	3,145,000	3,145,000
Southeast Energy Auth Participating VRDN 1.91% 1/1/2054 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)	1,555,000	1,555,000
Southeast Energy Auth Participating VRDN Series 2023 XM1131, 1.93% 1/1/2054 (Liquidity Facility Royal Bank of Canada NY) (b)(d)	4,000,000	4,000,000
TOTAL ALABAMA		47,780,000
Alaska - 0.1%
Alaska Multi Fam Hsg Auth Chenana Apts Participating VRDN 2.11% 11/21/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(e)	600,000	600,000
Anchorage AK Port Participating VRDN 1.94% 2/1/2060 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(d)	2,900,000	2,900,000
TOTAL ALASKA		3,500,000
Arizona - 0.6%
Arizona Health Facilities Auth Rev Participating VRDN Series 2022 MIZ9101, 2.08% 3/1/2029 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)	400,000	400,000
Arizona Health Facs Auth Rev Participating VRDN Series 3384, 1.91% 1/1/2037 (Liquidity Facility Morgan Stanley Bank NA) (b)(d)	3,100,000	3,100,000
Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2024 MIZ9180, 2.11% 7/11/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(e)	1,170,000	1,170,000
Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2025 MIZ9219, 2.11% 7/31/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(e)	500,000	500,000
Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2025 MIZ9220, 2.11% 7/31/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(e)	400,000	400,000
Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2025 MIZ9240, 2.11% 1/1/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(e)	1,060,000	1,060,000
Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2025 MIZ9241, 2.11% 11/2/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(e)	700,000	700,000
Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2025 MIZ9242, 2.11% 11/2/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(e)	1,000,000	1,000,000
Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2026 MIZ9248, 2.11% 2/1/2029 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(e)	800,000	800,000
Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2026 MIZ9249, 2.11% 2/1/2029 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(e)	600,000	600,000
Arizona Ind Dev Auth Participating VRDN 2.11% 6/20/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(e)	845,000	845,000
Arizona Ind Dev Auth Participating VRDN Series 2024 MIZ9187, 2.11% 8/21/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(e)	1,624,545	1,624,545
Arizona Ind Dev Auth Participating VRDN Series 2024 MIZ9192, 2.11% 10/10/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(e)	3,600,000	3,600,000
ARIZONA ST INDL DEV AUTH MULTIFAMILY HSG REV Participating VRDN Series 2025 MIZ9211, 2.11% 5/13/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(e)	400,000	400,000
Mesa AZ Util Sys Rev Participating VRDN 1.93% 7/1/2046 (Liquidity Facility Wells Fargo Bank NA) (b)(d)	1,000,000	1,000,000
Mizuho Floater / Residual Tr Var Sts Participating VRDN Series 2025 MIZ9213, 2.11% 1/1/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(e)	900,000	900,000
Mizuho Floater / Residual Tr Var Sts Participating VRDN Series 2025 MIZ9215, 2.11% 6/19/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(e)	600,000	600,000
Mizuho Floater / Residual Tr Var Sts Participating VRDN Series 2025 MIZ9216, 2.11% 6/19/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(e)	600,000	600,000
Phoenix Civic Impt Board Arpt Rev Participating VRDN 1.93% 7/1/2049 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	2,755,000	2,755,000
TOTAL ARIZONA		22,054,545
California - 1.6%
California Hsg Fin Agy Ltd Oblig Multifamily Hsg Rev Participating VRDN Series 2025 MIZ9231, 2.06% 9/9/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(e)	4,100,000	4,100,000
Los Angeles Multi Fam Hsg Participating VRDN Series 2024 MIZ9189, 2.18% 9/26/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)(e)	480,000	480,000
Los Angeles Multi Fam Hsg Participating VRDN Series 2025 MIZ9237, 2.11% 10/22/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)(e)	53,000,000	53,000,000
River Islands Pub Fing Auth Participating VRDN 2.06% 10/10/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(e)	3,000,000	3,000,000
TOTAL CALIFORNIA		60,580,000
Colorado - 1.7%
Colorado Health Facilities Auth Rev Bonds Participating VRDN 1.91% 11/1/2052 (Liquidity Facility Barclays Bank PLC) (b)(d)	2,625,000	2,625,000
Colorado Health Facilities Auth Rev Bonds Participating VRDN Series 2019 XG0251, 1.93% 8/1/2049 (Liquidity Facility Bank of America, N.A.) (b)(d)	390,000	390,000
Colorado Health Facilities Auth Rev Bonds Participating VRDN Series 2020 XM0829, 1.91% 8/1/2044 (Liquidity Facility Barclays Bank PLC) (b)(d)	3,900,000	3,900,000
Colorado Health Facilities Authority Series 2025 MS0043, 2.08% tender 11/15/2050 (Liquidity Facility Morgan Stanley Bank NA) (b)(d)(e)	1,700,000	1,700,000
Denver City & County Arpt Rev Participating VRDN Series 2018 XG0196, 1.96% 12/1/2048 (Liquidity Facility Toronto Dominion Bank NA) (b)(c)(d)	19,475,000	19,475,000
Denver City & County Arpt Rev Participating VRDN Series 2023 XF1513, 1.96% 12/1/2048 (Liquidity Facility Toronto Dominion Bank NA) (b)(c)(d)	15,355,000	15,355,000
Denver City & County Arpt Rev Participating VRDN Series 2024 ZF1771, 1.93% 12/1/2043 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(d)	1,665,000	1,665,000
Denver CO Arpt Rev Participating VRDN 1.93% 12/1/2048 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	3,750,000	3,750,000
Denver CO Arpt Rev Participating VRDN Series 2025 ZF1826, 1.92% 12/1/2048 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(d)	4,420,000	4,420,000
Denver CO City & Cnty Arpt Participating VRDN 1.93% 11/15/2045 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	3,750,000	3,750,000
Denver CO City & Cnty Arpt Participating VRDN 1.93% 11/15/2053 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	7,050,000	7,050,000
Denver CO City & Cnty Arpt Participating VRDN Series 2023 ZF3204, 1.93% 11/15/2053 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)(d)	3,535,000	3,535,000
TOTAL COLORADO		67,615,000
Connecticut - 2.2%
Rib Floater Trust Various States Gen. Oblig. Participating VRDN Series 2017 014, 1.92% 6/1/2037 (Liquidity Facility Barclays Bank PLC) (b)(d)	13,800,000	13,800,000
Rib Floater Trust Various States Gen. Oblig. Participating VRDN Series 2017 016, 1.92% 6/1/2037 (Liquidity Facility Barclays Bank PLC) (b)(d)	73,115,000	73,115,000
TOTAL CONNECTICUT		86,915,000
District Of Columbia,Virginia - 0.1%
Metropolitan Washington Arpt Auth Dulles Toll Road Rev Participating VRDN Series 2020 XF0920, 1.91% 10/1/2053 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)	2,145,000	2,145,000
Metropolitan Washington Arpts Auth Dulles Toll Road Rev Participating VRDN Series 2019 XG0267, 1.93% 10/1/2053 (Liquidity Facility Bank of America, N.A.) (b)(d)	920,000	920,000
TOTAL DISTRICT OF COLUMBIA,VIRGINIA		3,065,000
Florida - 2.8%
Broward Cnty Fla Convention Ctr Hotel Rev Participating VRDN Series 2023 XF1641, 1.98% 1/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)	3,800,000	3,800,000
Broward FL Arprt Rev Participating VRDN 1.94% 10/1/2044 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(d)	3,450,000	3,450,000
County of Broward FL Tourist Development Tax Revenue Participating VRDN Series 2023 XL0429, 1.99% 9/1/2051 (Liquidity Facility Wells Fargo Bank NA) (b)(d)	1,200,000	1,200,000
Greater Orlando Arpt Rev Participating VRDN 1.92% 10/1/2052 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	3,750,000	3,750,000
Greater Orlando Aviation Auth Participating VRDN 1.94% 10/1/2049 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	1,700,000	1,700,000
Greater Orlando Aviation Auth Participating VRDN Series 2025 XL0644, 2.1% 10/1/2044 (Liquidity Facility Bank of America, N.A.) (b)(c)(d)	5,330,000	5,330,000
Hillsborough Cnty Fla Indl Dev Auth Health Sys Rev Participating VRDN 1.91% 11/15/2054 (Liquidity Facility Morgan Stanley Bank NA) (b)(d)	3,330,000	3,330,000
Hillsborough Cnty Fla Indl Dev Auth Health Sys Rev Participating VRDN Series 2024 XF3239, 1.91% 11/15/2054 (Liquidity Facility Morgan Stanley Bank NA) (b)(d)	5,785,000	5,785,000
Hillsborough Cnty Fla Indl Dev Auth Health Sys Rev Participating VRDN Series 2025 XG0617, 1.91% 11/15/2049 (Liquidity Facility Bank of America, N.A.) (b)(d)	1,300,000	1,300,000
Hillsborough Cnty Fla Indl Dev Auth Health Sys Rev Participating VRDN Series 2025 XL0669, 2.08% 11/15/2054 (Liquidity Facility Bank of America, N.A.) (b)(d)	1,550,000	1,550,000
Hillsborough Cnty Fla Indl Dev Auth Health Sys Rev Participating VRDN Series 2025 XM1229, 1.91% 11/15/2054 (Liquidity Facility Morgan Stanley Bank NA) (b)(d)	2,500,000	2,500,000
Hillsborough County Aviation Auth Rev Participating VRDN Series 2023 XF1610, 1.93% 10/1/2048 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	5,455,000	5,455,000
Hillsborough County Aviation Auth Rev Participating VRDN Series 2023 XF1637, 1.94% 10/1/2048 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(d)	3,400,000	3,400,000
Hillsborough County Indl Dev Participating VRDN 1.92% 8/1/2055 (Liquidity Facility Barclays Bank PLC) (b)(d)	3,055,000	3,055,000
Jacksonville Fla Spl Rev Series 2025 MS0068E, 2.08% tender 10/1/2054 (Liquidity Facility Morgan Stanley Bank NA) (b)(d)(e)	4,010,000	4,010,000
JEA FL Wtr & Swr Sys Rev Participating VRDN Series 2024 XF1691, 1.91% 10/1/2054 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)	2,500,000	2,500,000
Lee County Arpt Rev Participating VRDN Series 2021 XF1126, 1.96% 10/1/2051 (Liquidity Facility Toronto Dominion Bank NA) (b)(c)(d)	3,195,000	3,195,000
Lee County Arpt Rev Participating VRDN Series 2023 XF1523, 1.94% 10/1/2051 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(d)	2,430,000	2,430,000
Miami-Dade Cnty FL Sch Dist Participating VRDN Series 2025 CF7023, 1.93% 3/15/2047 (Liquidity Facility Citibank NA) (b)(d)	4,800,000	4,800,000
Miami-Dade County Aviation Rev Participating VRDN Series 2023 XX1322, 1.93% 10/1/2040 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	4,090,000	4,090,000
Miami-Dade County Aviation Rev Participating VRDN Series 2025 XG0614, 1.92% 10/1/2049 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(d)	1,975,000	1,975,000
Miami-Dade County Aviation Rev Participating VRDN Series 2025 XL0592, 1.92% 10/1/2055 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(d)	5,350,000	5,350,000
Miami-Dade County Aviation Rev Participating VRDN Series 2025 ZF1836, 1.92% 10/1/2055 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(d)	6,660,000	6,660,000
Miami-Dade County Expressway Auth Participating VRDN Series 2019 XG0252, 1.93% 7/1/2034 (Liquidity Facility Bank of America, N.A.) (b)(d)	6,100,000	6,100,000
Miami-Dade County Participating VRDN 1.96% 10/1/2052 (Liquidity Facility Toronto Dominion Bank NA) (b)(c)(d)	2,270,000	2,270,000
Miami-Dade County Participating VRDN Series 2023 XF1159, 1.96% 10/1/2052 (Liquidity Facility Toronto Dominion Bank NA) (b)(c)(d)	1,195,000	1,195,000
Palm Beach Cnty Fla Health Facs Auth Hosp Rev Participating VRDN Series 2022 XG0370, 1.98% 8/15/2049 (Liquidity Facility Bank of America, N.A.) (b)(d)	4,415,000	4,415,000
South Broward Hosp Dist FL Rev Participating VRDN Series 2021 XG0345, 1.91% 5/1/2048 (Liquidity Facility Wells Fargo Bank NA) (b)(d)	3,300,000	3,300,000
South Miami FL Hlth Fcs Hsp Rv Participating VRDN Series 2018 XG0173, 1.98% 8/15/2047 (Liquidity Facility Wells Fargo Bank NA) (b)(d)	2,100,000	2,100,000
Tampa Bay Water Participating VRDN 1.91% 10/1/2054 (Liquidity Facility Bank of America, N.A.) (b)(d)	5,000,000	5,000,000
Tampa FL Health Sys Rev Participating VRDN Series 2023 XF3146, 1.93% 11/15/2046 (Liquidity Facility Wells Fargo Bank NA) (b)(d)	2,300,000	2,300,000
TOTAL FLORIDA		107,295,000
Georgia - 1.4%
Burke County Indl Dev Auth Poll Cont Rev Participating VRDN 1.92% 11/1/2045 (Liquidity Facility Royal Bank of Canada NY) (b)(d)	19,400,000	19,400,000
Burke County Indl Dev Auth Poll Cont Rev Participating VRDN 1.93% 11/1/2045 (Liquidity Facility Royal Bank of Canada NY) (b)(d)	14,800,000	14,800,000
Georgia Muni Elec Auth Pwr Rev Participating VRDN Series 2023 XF3106, 1.92% 7/1/2063 (Liquidity Facility Barclays Bank PLC) (b)(d)	8,070,000	8,070,000
Georgia Muni Elec Auth Pwr Rev Participating VRDN Series 2023 XG0470, 1.93% 1/1/2059 (Liquidity Facility Bank of America, N.A.) (b)(d)	6,925,000	6,925,000
Main Street Natural Gas Inc Participating VRDN Series 2024 XM1187, 1.93% 6/1/2053 (Liquidity Facility Royal Bank of Canada NY) (b)(d)	700,000	700,000
Muni Elec Auth of Georgia Participating VRDN Series 2019 XG0254, 1.93% 1/1/2063 (Liquidity Facility Bank of America, N.A.) (b)(d)	3,880,000	3,880,000
TOTAL GEORGIA		53,775,000
Idaho - 0.0%
Idaho Hsg & Fin Assn Participating VRDN Series 2024 XG0565, 1.91% 1/1/2054 (Liquidity Facility Barclays Bank PLC) (b)(d)	1,420,000	1,420,000
Illinois - 3.2%
Chicago IL Ohare Intl Arpt Rev Participating VRDN Series G 128, 1.93% 1/1/2055 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(d)	3,100,000	3,100,000
Chicago O'Hare Int'l Arpt Rev Participating VRDN 1.94% 1/1/2055 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(d)	2,810,000	2,810,000
Chicago O'Hare Int'l Arpt Rev Participating VRDN Series 2018 XF0723, 1.92% 1/1/2053 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	13,150,000	13,150,000
Chicago O'Hare Int'l Arpt Rev Participating VRDN Series 2019 XF0736, 1.91% 1/1/2059 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)	1,180,000	1,180,000
Chicago O'Hare Intl Arpt Rev Participating VRDN 1.92% 1/1/2048 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	10,500,000	10,500,000
Chicago O'Hare Intl Arpt Rev Participating VRDN Series 2018 XG0219, 1.92% 1/1/2043 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	1,820,000	1,820,000
Chicago O'Hare Intl Arpt Rev Participating VRDN Series 2022 XX1243, 1.92% 1/1/2053 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	5,625,000	5,625,000
Chicago Transit Auth Participating VRDN Series 2020 XL0145, 1.92% 12/1/2057 (Liquidity Facility Barclays Bank PLC) (b)(d)	780,000	780,000
Illinois Fin Auth Rev Participating VRDN Series 2018 017, 2.18% 8/15/2030 (Liquidity Facility Barclays Bank PLC) (b)(d)	9,300,000	9,300,000
Illinois Fin Auth Rev Participating VRDN Series 2018 XF0711, 1.91% 5/15/2047 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)	11,050,000	11,050,000
Illinois Fin Auth Rev Participating VRDN Series 5103, 1.91% 8/15/2057 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)	6,100,000	6,100,000
Illinois Finance Authority Rev Participating VRDN 1.91% 8/15/2047 (Liquidity Facility Morgan Stanley Bank NA) (b)(d)	4,000,000	4,000,000
Illinois Gen. Oblig. Participating VRDN 1.93% 11/1/2029 (Liquidity Facility Bank of America, N.A.) (b)(d)	1,850,000	1,850,000
Illinois Gen. Oblig. Participating VRDN 1.93% 5/1/2039 (Liquidity Facility Bank of America, N.A.) (b)(d)	11,185,000	11,185,000
Illinois Housing Development Authority Participating VRDN 1.91% 10/1/2042 (Liquidity Facility Wells Fargo Bank NA) (b)(d)	1,875,000	1,875,000
Illinois Housing Development Authority Participating VRDN 1.91% 10/1/2043 (Liquidity Facility Citibank NA) (b)(d)	2,355,000	2,355,000
Illinois Hsg Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2025 MIZ9224, 2.11% 8/18/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(e)	10,900,000	10,900,000
Illinois St Toll Hwy Auth Hwy Rev Participating VRDN 1.93% 1/1/2046 (Liquidity Facility Royal Bank of Canada NY) (b)(d)	2,670,000	2,670,000
Illinois St Toll Hwy Auth Hwy Rev Participating VRDN Series 2015 XF077, 1.94% 1/1/2047 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)	2,195,000	2,195,000
Illinois St Toll Hwy Auth Hwy Rev Participating VRDN Series 2023 ZF3156, 1.91% 1/1/2041 (Liquidity Facility Morgan Stanley Bank NA) (b)(d)	2,165,000	2,165,000
Metropolitan Pier & Exposition Participating VRDN Series 2015 XF1045, 1.92% 6/15/2053 (Liquidity Facility Barclays Bank PLC) (b)(d)	1,300,000	1,300,000
Rbc Mun Prods Inc Tr Var Sts Gen. Oblig. Participating VRDN Series E 169, 1.94% 5/31/2030 (Liquidity Facility Royal Bank of Canada NY) (b)(d)	17,400,000	17,400,000
Regional Transn Auth IL Participating VRDN Series 2025 ZF3399, 1.91% 6/1/2055 (Liquidity Facility Wells Fargo Bank NA) (b)(d)	1,875,000	1,875,000
TOTAL ILLINOIS		125,185,000
Indiana - 0.1%
Indiana Fin Auth Health Sys Rev Participating VRDN 1.91% 10/1/2053 (Liquidity Facility Morgan Stanley Bank NA) (b)(d)	4,790,000	4,790,000
Iowa - 0.2%
Iowa Fin Auth Rev Participating VRDN Series 2024 003, 2.13% 3/1/2027 (Liquidity Facility Barclays Bank PLC) (b)(d)	5,900,000	5,900,000
Kansas - 0.1%
University Kansas Hosp Auth Hlth Fac Rev Participating VRDN 1.91% 9/1/2048 (Liquidity Facility Wells Fargo Bank NA) (b)(d)	4,300,000	4,300,000
Kentucky - 0.3%
CommonSpirit Health Participating VRDN Series 2020 MIZ9021, 1.98% 5/1/2029 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)	1,775,000	1,775,000
Covington City KY Participating VRDN Series 2024 XL0569, 1.93% 12/1/2054 (Liquidity Facility Toronto Dominion Bank NA) (b)(d)	2,150,000	2,150,000
Kentucky Comm Network Rev Participating VRDN 1.93% 9/1/2044 (Liquidity Facility Royal Bank of Canada NY) (b)(d)	3,000,000	3,000,000
Kentucky Gas Supply Rev Participating VRDN Series 2025 XM1237, 1.93% 6/1/2055 (Liquidity Facility Royal Bank of Canada NY) (b)(d)	2,000,000	2,000,000
Kentucky Inc Pub Energy Participating VRDN Series 2024 XM1188, 1.93% 5/1/2055 (Liquidity Facility Royal Bank of Canada NY) (b)(d)	700,000	700,000
Kentucky Inc Pub Energy Participating VRDN Series 2024 XM1189, 1.93% 8/1/2052 (Liquidity Facility Royal Bank of Canada NY) (b)(d)	700,000	700,000
TOTAL KENTUCKY		10,325,000
Louisiana - 0.3%
LA Calcasieu River Bridge Participating VRDN Series 2025 XF3348, 1.92% 9/1/2066 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	4,000,000	4,000,000
New Orleans Aviation Board Rev Participating VRDN Series 2023 XF3148, 1.93% 1/1/2048 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	4,500,000	4,500,000
New Orleans Aviation Board Rev Participating VRDN Series 2025 XG0612, 1.92% 1/1/2043 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(d)	2,000,000	2,000,000
TOTAL LOUISIANA		10,500,000
Maryland - 0.1%
Maryland Health & Higher Edl Facilities Auth Rev Participating VRDN Series 2023 XF3152, 1.92% 7/1/2047 (Liquidity Facility Barclays Bank PLC) (b)(d)	2,800,000	2,800,000
Michigan - 0.2%
Gerald R Ford Intl Arpt Auth Mich Rev Participating VRDN 1.96% 1/1/2054 (Liquidity Facility Toronto Dominion Bank NA) (b)(c)(d)	2,700,000	2,700,000
Michigan Finance Authority Participating VRDN Series 2025 XG0634, 1.93% 3/1/2051 (Liquidity Facility Bank of America, N.A.) (b)(d)	3,300,000	3,300,000
Michigan Hsg Dev Auth Rent Hsg Rev Participating VRDN 1.91% 6/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)	1,900,000	1,900,000
TOTAL MICHIGAN		7,900,000
Minnesota - 0.3%
Minnesota Housing Finance Agency Participating VRDN Series 2020 XF2879, 1.91% 7/1/2049 (Liquidity Facility Morgan Stanley Bank NA) (b)(d)	2,410,000	2,410,000
Saint Paul Hsg & Redev Auth Rev Participating VRDN 2.11% 8/21/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(e)	1,800,000	1,800,000
St Paul Arpt Sys Rev Participating VRDN Series 2025 ZL0683, 1.93% 1/1/2049 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	6,755,000	6,755,000
TOTAL MINNESOTA		10,965,000
Mississippi - 0.0%
Missippi Multi Family Hsg Rev Participating VRDN Series 2024 MIZ9202, 2.11% 12/4/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(e)	1,300,000	1,300,000
Missippi Multi Family Hsg Rev Participating VRDN Series 2024 MIZ9205, 2.11% 7/1/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(e)	800,000	800,000
TOTAL MISSISSIPPI		2,100,000
Missouri - 2.1%
Kansas City Indl Dev Auth Participating VRDN Series 2022 XG0396, 1.96% 3/1/2057 (Liquidity Facility Toronto Dominion Bank NA) (b)(c)(d)	10,000,000	10,000,000
Kansas City Indl Dev Auth Participating VRDN Series 2023 XG0479, 1.96% 3/1/2055 (Liquidity Facility Toronto Dominion Bank NA) (b)(c)(d)	1,275,000	1,275,000
Kansas City MO Multi Fam Hsg Rev Participating VRDN 1.93% 3/1/2057 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	3,840,000	3,840,000
Kansas City MO Multi Fam Hsg Rev Participating VRDN Series 2022 XG0402, 1.96% 3/1/2045 (Liquidity Facility Toronto Dominion Bank NA) (b)(c)(d)	5,920,000	5,920,000
Kansas City MO Multi Fam Hsg Rev Participating VRDN Series 2025 MIZ9207, 2.11% 1/21/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(e)	1,000,000	1,000,000
Kansas City Spl Oblig Participating VRDN Series 2022 YX1193, 1.92% 9/1/2042 (Liquidity Facility Barclays Bank PLC) (b)(d)	2,900,000	2,900,000
Missouri Health & Edl Facilities Auth Rev Participating VRDN Series C 16, 1.93% 3/1/2045 (Liquidity Facility Royal Bank of Canada NY) (b)(d)	34,100,000	34,100,000
Missouri Health & Edl Facs Rev Participating VRDN Series C 23, 1.92% 6/1/2045 (Liquidity Facility Royal Bank of Canada NY) (b)(d)	7,700,000	7,700,000
Missouri Hlth Facs Auth Rev Participating VRDN Series 5066, 1.91% 6/1/2045 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)	9,595,000	9,595,000
St Louis Cnty MO Spl Oblig Participating VRDN Series 2022 XG0382, 1.91% 12/1/2047 (Liquidity Facility Wells Fargo Bank NA) (b)(d)	1,945,000	1,945,000
St Louis County Ind Dev Auth Multi Fam Hsg Rev Participating VRDN Series 2025 MIZ9235, 2.11% 10/15/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(e)	600,000	600,000
St Louis MO Lafayette Apts Participating VRDN Series 2025 MIZ9212, 2.11% 5/21/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(e)	1,100,000	1,100,000
TOTAL MISSOURI		79,975,000
Nebraska - 0.0%
Central Plains Energy Proj Rev Participating VRDN Series 2022 ZL0301, 1.93% 5/1/2053 (Liquidity Facility Royal Bank of Canada NY) (b)(d)	335,000	335,000
Nevada - 0.0%
Las Vegas Valley NV Gen. Oblig. Participating VRDN Series 2023 ZF3155, 1.91% 6/1/2049 (Liquidity Facility Morgan Stanley Bank NA) (b)(d)	1,585,000	1,585,000
New Jersey - 0.5%
New Jersey Econ Dev Auth Participating VRDN Series 2016 XF2393, 1.91% 6/15/2041 (Liquidity Facility Barclays Bank PLC) (b)(d)	1,750,000	1,750,000
New Jersey Econ Dev Auth Participating VRDN Series 2017 XL0052, 1.91% 6/15/2042 (Liquidity Facility Barclays Bank PLC) (b)(d)	3,525,000	3,525,000
New Jersey Trans Trust Fund Auth Participating VRDN 1.91% 6/15/2046 (Liquidity Facility Barclays Bank PLC) (b)(d)	3,500,000	3,500,000
New Jersey Trans Trust Fund Auth Participating VRDN 1.91% 6/15/2050 (Liquidity Facility Barclays Bank PLC) (b)(d)	4,250,000	4,250,000
New Jersey Trans Trust Fund Auth Participating VRDN Series 2018 XG0205, 1.91% 12/15/2034 (Liquidity Facility Barclays Bank PLC) (b)(d)	1,100,000	1,100,000
New Jersey Turnpike Authority Participating VRDN 1.91% 1/1/2052 (Liquidity Facility Wells Fargo Bank NA) (b)(d)	4,200,000	4,200,000
New Jersey Turnpike Authority Participating VRDN Series 2025 XM1278, 1.91% 1/1/2049 (Liquidity Facility Morgan Stanley Bank NA) (b)(d)	2,000,000	2,000,000
TOTAL NEW JERSEY		20,325,000
New Jersey,Pennsylvania - 0.0%
Pennsylvania Hsg Fin Agcy Multi Fam Hsg Dev Rev Participating VRDN Series 2025 MIZ9245, 2.11% 1/7/2029 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(e)	1,600,000	1,600,000
New Mexico - 0.1%
Bernalillo NM Multi Fam Hsg St Anthony's Pl Participating VRDN Series 2025 MIZ9210, 2.11% 4/29/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(e)	2,300,000	2,300,000
New York - 1.2%
New York Dorm Auth Royal Charter Prop Participating VRDN Series 2025 MIZ9208, 2.11% 3/16/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(e)	6,600,000	6,600,000
New York Metropolitan Trans Auth Rev Participating VRDN 1.91% 11/15/2055 (Liquidity Facility Barclays Bank PLC) (b)(d)	9,500,000	9,500,000
New York Metropolitan Trans Auth Rev Participating VRDN Series 2020 XF2868, 1.91% 11/15/2042 (Liquidity Facility Barclays Bank PLC) (b)(d)	7,000,000	7,000,000
New York Metropolitan Trans Auth Rev Participating VRDN Series 2020 XF2878, 1.91% 11/15/2055 (Liquidity Facility Barclays Bank PLC) (b)(d)	2,000,000	2,000,000
New York Metropolitan Trans Auth Rev Participating VRDN Series 2020 XG0290, 1.91% 11/15/2049 (Liquidity Facility Barclays Bank PLC) (b)(d)	5,595,000	5,595,000
New York NY Cty Muni Wtr Fin Auth Participating VRDN 1.95% 6/15/2051 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)	3,600,000	3,600,000
New York Trans Dev Corp Participating VRDN 1.98% 11/17/2029 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(d)	11,925,000	11,925,000
TOTAL NEW YORK		46,220,000
North Carolina - 0.3%
Charlotte NC Arpt Rev Participating VRDN Series 2025 XF1974, 1.93% 7/1/2053 (Liquidity Facility Bank of America, N.A.) (b)(c)(d)	3,300,000	3,300,000
Charlotte NC Arpt Rev Participating VRDN Series 2025 YX1402, 1.91% 7/1/2050 (Liquidity Facility Barclays Bank PLC) (b)(d)	1,900,000	1,900,000
Greater Asheville Reg'l Arpt Auth Participating VRDN Series 2022 XM1011, 1.94% 7/1/2052 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(d)	5,700,000	5,700,000
Raleigh NC Hsg Auth Multi Fam Rev Participating VRDN Series 2025 MIZ9228, 2.11% 8/15/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(e)	1,800,000	1,800,000
TOTAL NORTH CAROLINA		12,700,000
Ohio - 0.7%
Columbus OH Arprt Rev Participating VRDN Series 2025 ZF1973, 1.92% 1/1/2055 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(d)	2,500,000	2,500,000
Columbus OH Arpt Rev Participating VRDN 1.92% 1/1/2055 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(d)	3,800,000	3,800,000
Columbus OH Arpt Rev Participating VRDN Series 2025 YX1373, 1.92% 1/1/2045 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	4,300,000	4,300,000
CommonSpirit Health Participating VRDN Series 2020 MIZ9020, 1.98% 5/1/2039 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)	1,475,000	1,475,000
Ohio Hosp Rev Participating VRDN Series C 18, 1.92% 1/15/2041 (Liquidity Facility Royal Bank of Canada NY) (b)(d)	2,400,000	2,400,000
Ohio Housing Finance Agency Participating VRDN Series 2025 XF1824, 1.91% 9/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)	2,870,000	2,870,000
Ohio St Hsg Fin Agy Residential Mtg Rev Participating VRDN Series 2024 XL0540, 1.91% 9/1/2054 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)	3,225,000	3,225,000
Ohio University Hospital Participating VRDN Series C 22, 1.92% 1/15/2039 (Liquidity Facility Royal Bank of Canada NY) (b)(d)	5,000,000	5,000,000
TOTAL OHIO		25,570,000
Oregon - 0.6%
Deschutes Cnty OR Admin Sch Dist No 1 Participating VRDN Series 2026 CF7076, 1.91% 6/15/2039 (Liquidity Facility Citibank NA) (b)(d)	4,250,000	4,250,000
Oregon Hsg & Cmnty Svcs Dep Participating VRDN 2.11% 1/2/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(e)	500,000	500,000
Oregon Hsg & Cmnty Svcs Dep Participating VRDN Series 2025 MIZ9243, 2.11% 11/17/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(e)	1,000,000	1,000,000
Oregon St Hsg & Cmnty Svcs Dep Participating VRDN Series 2025 MIZ9230, 2.11% 9/2/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(e)	400,000	400,000
Port of Morrow Gen. Oblig. Series 2024 MS0026, 2.08% tender 10/1/2026 (Liquidity Facility Morgan Stanley Bank NA) (b)(d)(e)	5,400,000	5,400,000
Port of Portland Arpt Rev Participating VRDN 1.98% 7/1/2045 (Liquidity Facility Wells Fargo Bank NA) (b)(c)(d)	1,400,000	1,400,000
Port of Portland Arpt Rev Participating VRDN Series 2024 XF1741, 1.94% 7/1/2054 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	2,000,000	2,000,000
Port of Portland Arpt Rev Participating VRDN Series 2025 XF1869, 1.94% 7/1/2052 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	4,290,000	4,290,000
Port of Portland Arpt Rev Participating VRDN Series 2025 XF8053, 1.93% 7/1/2053 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(d)	3,160,000	3,160,000
TOTAL OREGON		22,400,000
Pennsylvania - 2.4%
Allegheny County Arpt Auth Rev Participating VRDN 1.94% 1/1/2056 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(d)	10,510,000	10,510,000
Allegheny County Arpt Auth Rev Participating VRDN Series 2025 XF1911, 1.92% 1/1/2055 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(d)	3,200,000	3,200,000
Commonwealth Fing Auth Tobacco Participating VRDN Series 2018 XX1080, 1.92% 6/1/2035 (Liquidity Facility Barclays Bank PLC) (b)(d)	2,700,000	2,700,000
Cumberland County Muni Auth Rev Participating VRDN 1.92% 11/1/2049 (Liquidity Facility Barclays Bank PLC) (b)(d)	1,400,000	1,400,000
Lehigh County Gen Purp Hosp Rev Participating VRDN Series 2023 BAML5039, 1.96% 7/1/2043 (Liquidity Facility Bank of America, N.A.) (b)(d)(e)	5,740,000	5,740,000
Los Angeles CA Childrens Hosp Participating VRDN Series 2023 XF1511, 1.92% 7/1/2044 (Liquidity Facility Toronto Dominion Bank NA) (b)(d)	3,880,000	3,880,000
Montgomery County Higher Ed & Health Auth Rev Participating VRDN Series 2023 XG0528, 1.92% 9/1/2048 (Liquidity Facility Toronto Dominion Bank NA) (b)(d)	900,000	900,000
Pennsylvania Econ Dev Fing Auth Participating VRDN 1.93% 12/31/2057 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	26,995,000	26,995,000
Pennsylvania Econ Dev Fing Auth Participating VRDN 1.96% 12/31/2062 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(d)	7,470,000	7,470,000
Pennsylvania Economic Dev Fin Auth Private Activity Rev Participating VRDN 1.93% 6/30/2048 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	5,925,000	5,925,000
Pennsylvania Multi Fam Hsg Rev Participating VRDN 2.11% 6/20/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(e)	258,618	258,618
Pennsylvania St Univ Participating VRDN Series 2025 XF1966, 1.91% 9/1/2055 (Liquidity Facility Bank of America, N.A.) (b)(d)	3,000,000	3,000,000
Philadelphia Arpt Rev Participating VRDN Series 2025 XF1912, 1.92% 7/1/2047 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(d)	1,995,000	1,995,000
Philadelphia PA Wtr & Wste Rev Participating VRDN Series 2023 XF1606, 1.92% 9/1/2048 (Liquidity Facility Toronto Dominion Bank NA) (b)(d)	2,400,000	2,400,000
Pittsburg PA Arprt Rev Participating VRDN Series 2023 XF1634, 1.94% 1/1/2053 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(d)	2,670,000	2,670,000
Pittsburg PA Arprt Rev Series 2025 MS0042, 2.08% tender 1/1/2046 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)(d)(e)	9,225,000	9,225,000
Southeastern PA Transn Auth Rev Participating VRDN 1.91% 6/1/2043 (Liquidity Facility Royal Bank of Canada NY) (b)(d)	3,115,000	3,115,000
Thomas Jefferson University Participating VRDN Series 2024 XF1769, 1.91% 11/1/2054 (Liquidity Facility Royal Bank of Canada NY) (b)(d)	1,400,000	1,400,000
TOTAL PENNSYLVANIA		92,783,618
South Carolina - 0.3%
South Carolina Ports Auth Ports Rev Participating VRDN Series 2024 XG0552, 1.94% 7/1/2054 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(d)	2,590,000	2,590,000
South Carolina Pub Svc Auth Rev Participating VRDN Series 2018 XG0209, 1.92% 12/1/2056 (Liquidity Facility Toronto Dominion Bank NA) (b)(d)	4,410,000	4,410,000
South Carolina Pub Svc Auth Rev Participating VRDN Series 2023 XL0418, 1.91% 12/1/2056 (Liquidity Facility Barclays Bank PLC) (b)(d)	5,110,000	5,110,000
TOTAL SOUTH CAROLINA		12,110,000
Tennessee - 0.4%
Metropolitan Govt Nashville & Davidson Cnty TN Gen. Oblig. Participating VRDN Series 2025 CF7031, 1.91% 1/1/2042 (Liquidity Facility Citibank NA) (b)(d)	2,000,000	2,000,000
Metropolitan Govt Nashville & Davidson County Hlth & Edl Fac Participating VRDN Series 2024 MIZ9181, 2.11% 7/11/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(e)	1,830,000	1,830,000
Metropolitan Nashville Arpt Auth Rev Participating VRDN 1.93% 7/1/2044 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	3,300,000	3,300,000
Metropolitan Nashville Arpt Auth Rev Participating VRDN 1.94% 7/1/2052 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(d)	3,090,000	3,090,000
Shelby Cnty TN Health Edl & Hsg Fac Brd Health Care Rev Participating VRDN Series 2025 BAML5067, 1.93% 9/1/2055 (Liquidity Facility Bank of America, N.A.) (b)(d)(e)	5,410,000	5,410,000
TOTAL TENNESSEE		15,630,000
Texas - 2.3%
Austin Arpt Sys Rev Participating VRDN Series 2022 YX1199, 1.93% 11/15/2047 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	6,500,000	6,500,000
City of El Paso TX Water & Sewer Revenue Participating VRDN Series 2025 ZF3370, 1.91% 3/1/2052 (Liquidity Facility Wells Fargo Bank NA) (b)(d)	2,500,000	2,500,000
Collin County Hsg Fin Corp Multi Fam Participating VRDN 2.11% 8/21/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(e)	2,400,000	2,400,000
Cypress-Fairbanks TX Isd Participating VRDN Series 2026 CF7081, 1.91% 2/15/2047 (Liquidity Facility Citibank NA) (b)(d)	4,620,000	4,620,000
DeSoto Tex Indpt Sch Dist Participating VRDN Series 2025 XM1338, 2.12% 8/15/2050 (Liquidity Facility Wells Fargo Bank NA) (b)(d)	3,325,000	3,325,000
Harris Cnty TX Cultural Ed Facs Fin Corp Rev Participating VRDN Series 2023 XF3203, 2.03% 7/1/2052 (Liquidity Facility Wells Fargo Bank NA) (b)(d)	2,700,000	2,700,000
Harris Cnty TX Flood Ctl Dist Gen. Oblig. Participating VRDN 1.91% 10/1/2046 (Liquidity Facility Citibank NA) (b)(d)	2,900,000	2,900,000
Harris Cnty TX Gen. Oblig. Series 2025 MS0067E, 2.08% tender 9/15/2054 (Liquidity Facility Morgan Stanley Bank NA) (b)(d)(e)	1,100,000	1,100,000
Houston Arpt Sys Rev Participating VRDN Series 2025 ZF8034, 1.93% 7/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	4,100,000	4,100,000
JEFFERSON CNTY TEX HSG FIN CORP MULTIFAMILY HSG MTG REV Participating VRDN Series 2025 MIZ9214, 2.11% 6/11/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(e)	800,000	800,000
Lamar TX Isd Participating VRDN Series 2025 XF3414, 1.91% 2/15/2058 (Liquidity Facility Wells Fargo Bank NA) (b)(d)	2,670,000	2,670,000
Lamar TX Isd Participating VRDN Series 2025 XF3446, 1.93% 2/15/2058 (Liquidity Facility Morgan Stanley Bank NA) (b)(d)	4,000,000	4,000,000
Los Angeles CA Multi Fam Mtg Rev Participating VRDN Series 2024 MIZ9195, 1.98% 7/1/2063 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)	8,500,000	8,500,000
Medina Valley Tex Indpt Sch Dist Participating VRDN Series 2023 XG0505, 1.92% 2/15/2053 (Liquidity Facility Toronto Dominion Bank NA) (b)(d)	4,000,000	4,000,000
North Ft Bend Wtr Auth Tex Wtrsys Rev Participating VRDN Series 2023 XL0422, 1.99% 12/15/2058 (Liquidity Facility Wells Fargo Bank NA) (b)(d)	5,415,000	5,415,000
Prosper Tex Indpt Sch Dist Series 2025 MS0071E, 2.08% tender 2/15/2055 (Liquidity Facility Morgan Stanley Bank NA) (b)(d)(e)	3,700,000	3,700,000
San Antonio TX Wtr Rev Participating VRDN 1.91% 5/15/2048 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)	1,600,000	1,600,000
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev Participating VRDN 1.91% 11/15/2051 (Liquidity Facility Royal Bank of Canada NY) (b)(d)	2,000,000	2,000,000
Texas Gas Acq & Sply Rev Participating VRDN Series 2025 XM1232, 1.93% 1/1/2055 (Liquidity Facility Royal Bank of Canada NY) (b)(d)	700,000	700,000
Texas Muni Gas Acquisition & Supply Corp Participating VRDN Series 2023 XM1154, 1.93% 1/1/2054 (Liquidity Facility Royal Bank of Canada NY) (b)(d)	2,180,000	2,180,000
Texas Private Activity Bond Surface Trans Corp Participating VRDN 1.94% 12/31/2058 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(d)	4,200,000	4,200,000
Texas State Gen. Oblig. Participating VRDN Series 2025 CF7041, 1.93% 8/1/2037 (Liquidity Facility Citibank NA) (b)(c)(d)	12,425,000	12,425,000
Texas Wtr Dev Brd Participating VRDN 1.91% 10/15/2059 (Liquidity Facility Wells Fargo Bank NA) (b)(d)	1,355,000	1,355,000
Texas Wtr Dev Brd Participating VRDN Series 2023 XG0530, 1.91% 10/15/2058 (Liquidity Facility Wells Fargo Bank NA) (b)(d)	2,600,000	2,600,000
Texas Wtr Dev Brd Participating VRDN Series G 131, 1.91% 10/15/2055 (Liquidity Facility Royal Bank of Canada NY) (b)(d)	3,200,000	3,200,000
TOTAL TEXAS		89,490,000
Utah - 0.9%
Salt Lake City Arpt Rev Participating VRDN 1.92% 7/1/2051 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	4,840,000	4,840,000
Salt Lake City Arpt Rev Participating VRDN Series 2023 XF1550, 1.96% 7/1/2047 (Liquidity Facility Toronto Dominion Bank NA) (b)(c)(d)	9,195,000	9,195,000
Salt Lake City Arpt Rev Participating VRDN Series 2023 XL0457, 1.92% 7/1/2051 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	2,700,000	2,700,000
Salt Lake City Arpt Rev Participating VRDN Series 2023 XL0459, 1.92% 7/1/2053 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	6,385,000	6,385,000
Salt Lake City Arpt Rev Participating VRDN Series 2023 XM1146, 1.93% 7/1/2047 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	4,250,000	4,250,000
Salt Lake City Arpt Rev Participating VRDN Series 2025 ZF1833, 1.92% 7/1/2048 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(d)	2,220,000	2,220,000
Salt Lake City Arpt Rev Participating VRDN Series 2025 ZF1848, 1.92% 7/1/2053 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(d)	3,280,000	3,280,000
Salt Lake City Arpt. Rev Participating VRDN Series 2025 XL0577, 1.93% 7/1/2053 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(d)	1,800,000	1,800,000
TOTAL UTAH		34,670,000
Virginia - 0.9%
Chesapeake Bay Bridge and Tunnel District Gen Rev Participating VRDN 1.92% 7/1/2051 (Liquidity Facility Barclays Bank PLC) (b)(d)	5,300,000	5,300,000
Norfolk VA Sentara Hlth Participating VRDN 1.92% 11/1/2036 (Liquidity Facility Royal Bank of Canada NY) (b)(d)	2,500,000	2,500,000
Suffolk Econ Dev Auth Hosp Facs Rev Participating VRDN Series 2020 MIZ9025, 1.98% 11/1/2035 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)	18,655,000	18,655,000
University VA Univ Revs Participating VRDN 1.91% 4/1/2039 (Liquidity Facility Morgan Stanley Bank NA) (b)(d)	3,375,000	3,375,000
Virginia Small Bus Fing Auth Participating VRDN Series 2024 XF3217, 1.93% 12/31/2056 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	3,600,000	3,600,000
TOTAL VIRGINIA		33,430,000
Washington - 1.0%
Port Seattle WA Rev Participating VRDN Series 2022 XM1027, 1.94% 8/1/2046 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	2,100,000	2,100,000
Port Seattle WA Rev Participating VRDN Series 2022 YX1241, 1.93% 8/1/2040 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	5,825,000	5,825,000
Port Seattle WA Rev Participating VRDN Series 2023 XF1599, 1.94% 5/1/2043 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(d)	5,515,000	5,515,000
Port Seattle WA Rev Participating VRDN Series 2023 ZL0513, 1.93% 5/1/2043 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)(d)	2,745,000	2,745,000
Port Seattle WA Rev Participating VRDN Series 2025 XM1307, 1.93% 10/1/2050 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)(d)	3,750,000	3,750,000
Port Seattle WA Rev Participating VRDN Series 2025 YX1427, 1.93% 10/1/2044 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	2,990,000	2,990,000
Port Seattle WA Rev Participating VRDN Series 2025 ZF3364, 1.93% 8/1/2046 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)(d)	2,300,000	2,300,000
Port Seattle WA Rev Participating VRDN Series 2025 ZF3400, 1.93% 7/1/2049 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)(d)	2,285,000	2,285,000
Port Seattle WA Rev Participating VRDN Series 2025 ZF8067, 1.94% 7/1/2049 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	1,790,000	1,790,000
Washington Health Care Facilities Auth Rev Participating VRDN Series 2023 XG0475, 1.92% 9/1/2055 (Liquidity Facility Toronto Dominion Bank NA) (b)(d)	5,285,000	5,285,000
Washington Health Care Facs Auth Rev Participating VRDN Series 2015 XF0150 1, 1.93% 10/1/2042 (Liquidity Facility Bank of America, N.A.) (b)(d)	2,950,000	2,950,000
Washington Multicare Hlth Rev Participating VRDN 1.92% 8/15/2043 (Liquidity Facility Barclays Bank PLC) (b)(d)	2,300,000	2,300,000
TOTAL WASHINGTON		39,835,000
Wisconsin - 0.7%
Wisconsin Pub Fin Auth Toll Rev Participating VRDN Series 2025 XF8022, 1.98% 12/31/2065 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	14,200,000	14,200,000
Wisconsin Pub Fin Auth Toll Rev Participating VRDN Series 2025 XL0680, 1.98% 12/31/2065 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(d)	10,400,000	10,400,000
Wisconsin Pub Fin Auth Toll Rev Participating VRDN Series 2025 XL0682, 1.98% 12/31/2065 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(d)	2,150,000	2,150,000
TOTAL WISCONSIN		26,750,000
TOTAL TENDER OPTION BOND (Cost $1,196,473,163)		1,196,473,163

Variable Rate Demand Note - 36.3%
	Principal Amount (a)	Value ($)
Alabama - 4.0%
Decatur AL Indl Dev Brd Exempt (Nucor Corp Proj.) 2.2% 8/1/2036 VRDN (b)(c)	25,415,000	25,415,000
Mobile AL Indl Dev Brd Rev (Alabama Power & Light Proj.) 2.05% 4/1/2031 VRDN (b)(c)	9,400,000	9,400,000
Mobile AL Indl Dev Brd Rev (Alabama Power & Light Proj.) 2.05% 9/1/2031 VRDN (b)(c)	3,800,000	3,800,000
Walker Cnty AL Economic & Indl Dev Auth Solid Waste Disp Rev (Alabama Power & Light Proj.) 2.05% 12/1/2036 VRDN (b)(c)	9,100,000	9,100,000
Walker Cnty AL Economic & Indl Dev Auth Solid Waste Disp Rev (Alabama Power & Light Proj.) Series FIRST 2023, 2.1% 8/1/2063 VRDN (b)(c)	39,730,000	39,730,000
West Jefferson Ala Indl Dev Brd Solid Waste Disp Rev (Alabama Power & Light Proj.) 2.05% 12/1/2038 VRDN (b)(c)	25,290,000	25,290,000
West Jefferson Ala Indl Dev Brd Solid Waste Disp Rev (Alabama Power & Light Proj.) Series 2023, 2.4% 8/1/2063 VRDN (b)(c)	13,300,000	13,300,000
Wilsonville AL Indl Dev Brd Pollutn Ctl Rev (Alabama Power & Light Proj.) 2.05% 12/1/2030 VRDN (b)(c)	29,490,000	29,490,000
TOTAL ALABAMA		155,525,000
Arizona - 0.4%
Maricopa Cnty AZ Ida ID Rev (Clayton Homes Inc Proj.) 1.99% 8/1/2028, LOC US Bank NA/Cincinnati OH VRDN (b)(c)	3,300,000	3,300,000
Maricopa Cnty AZ Pollution Ctl (Arizona Public Service Co Proj.) 2.08% 5/1/2029 VRDN (b)	700,000	700,000
Maricopa Cnty AZ Pollution Ctl (Arizona Public Service Co Proj.) 2.13% 5/1/2029 VRDN (b)	9,900,000	9,900,000
Maricopa Cnty AZ Pollution Ctl (Arizona Public Service Co Proj.) Series 2009 A, 2.13% 5/1/2029 VRDN (b)	2,400,000	2,400,000
TOTAL ARIZONA		16,300,000
Arkansas - 0.6%
Blytheville AR Indl Dev Rev (Nucor Corp Proj.) 2.25% 1/2/2033 VRDN (b)(c)	22,900,000	22,900,000
Colorado - 0.0%
Colorado Edl & Cultural Fac Auth Rev (Clyfford Still Museum Proj.) 1.98% 12/1/2038, LOC Wells Fargo Bank NA VRDN (b)	100,000	100,000
Connecticut - 1.8%
Conn St Hsg Fin Auth (Ct Hsg Mortgage Proj.) 1.9% 5/15/2039 (Liquidity Facility TD Bank NA) VRDN (b)(c)	10,800,000	10,800,000
Conn St Hsg Fin Auth (Ct Hsg Mortgage Proj.) Series 2014D 3, 1.93% 11/15/2034 (Liquidity Facility Sumitomo Mitsui Banking Corp/New York) VRDN (b)(c)	20,405,000	20,405,000
Conn St Hsg Fin Auth (Ct Hsg Mortgage Proj.) Series 2017 C 3, 1.9% 11/15/2035 (Liquidity Facility TD Bank NA) VRDN (b)(c)	9,500,000	9,500,000
Conn St Hsg Fin Auth (Ct Hsg Mortgage Proj.) Series 2019 A 2, 1.95% 11/15/2041 (Liquidity Facility US Bank NA/Cincinnati OH) VRDN (b)(c)	30,000,000	30,000,000
TOTAL CONNECTICUT		70,705,000
Delaware - 0.0%
Delaware St Econ Dev Auth Rev (Delmarva Power & Light Proj.) 2.35% 10/1/2029 VRDN (b)(c)	300,000	300,000
District Of Columbia - 0.0%
District Columbia Rev (Fort Lincoln Nt/Premium Distb Proj.) 2.01% 6/1/2026, LOC Wells Fargo Bank NA VRDN (b)(c)	675,000	675,000
Florida - 4.6%
Bay Cny Fla Pcr (Florida Pwr & Lt Co Proj.) Series 2020, 2.2% 6/1/2050 VRDN (b)(c)	26,800,000	26,800,000
Broward Cnty FL Idr (Florida Pwr & Lt Co Proj.) Series 2015, 1.99% 6/1/2045 VRDN (b)(c)	9,800,000	9,800,000
Broward Cnty FL Idr (Florida Pwr & Lt Co Proj.) Series 2018 A, 1.95% 12/1/2048 VRDN (b)(c)	4,700,000	4,700,000
Broward Cnty FL Idr (Florida Pwr & Lt Co Proj.) Series 2018 B, 2.05% 12/1/2048 VRDN (b)(c)	4,900,000	4,900,000
Collier Cnty FL Hfa Mfr (Richman Group Affordable Housing Corp (The) Proj.) 2% 2/15/2036, LOC Fannie Mae VRDN (b)(c)	4,300,000	4,300,000
Escambia Cnty FL Solid Wste (Florida Pwr & Lt Co Proj.) Series FIRST 2009, 2.15% 4/1/2039 VRDN (b)	4,000,000	4,000,000
FL Pcr Power And Light (Florida Pwr & Lt Co Proj.) 2.35% 5/1/2029 VRDN (b)	10,140,000	10,140,000
Fla Hsg Fin Corp Multifamily Mtg Rev (Richman Group Affordable Housing Corp (The) Proj.) 2.01% 12/15/2044, LOC Citibank NA VRDN (b)(c)	10,805,000	10,805,000
Fla Hsg Fin Corp Multifamily Mtg Rev (The Richman Group Of Florida Proj.) 1.93% 4/15/2039, LOC Fannie Mae VRDN (b)(c)	5,195,000	5,195,000
Highlands County Health Facilities Authority (Advent Health Proj.) 1.9% 11/15/2033 VRDN (b)	3,810,000	3,810,000
Hillsborough Cnty FL Hfa Rev (Ced Affordable Housing Develpo Ment Inc Proj.) 2% 9/15/2035, LOC Fannie Mae VRDN (b)(c)	4,505,000	4,505,000
Hillsborough Cnty FL Hfa Rev (Claymore Housing Ltd Proj.) 2.01% 12/15/2038, LOC Citibank NA VRDN (b)(c)	455,000	455,000
Hillsborough Cnty FL Hfa Rev (Grande Oaks Llc Proj.) 2% 2/15/2037, LOC Fannie Mae VRDN (b)(c)	3,600,000	3,600,000
Hillsborough Cnty FL Hfa Rev (Hunter'S Run Llc Proj.) 2% 6/15/2036, LOC Fannie Mae VRDN (b)(c)	7,900,000	7,900,000
Lee Cnty FL Indl DevAuth Rev (Florida Pwr & Lt Co Proj.) Series 2016 A, 1.99% 12/1/2046 VRDN (b)(c)	8,300,000	8,300,000
Lee Cnty FL Indl DevAuth Rev (Florida Pwr & Lt Co Proj.) Series 2016 B, 2.45% 12/1/2046 VRDN (b)(c)	7,800,000	7,800,000
Miami-Dade Cnty FL Indl Dev Au (Florida Pwr & Lt Co Proj.) Series 2021, 2% 5/1/2046 VRDN (b)(c)	2,600,000	2,600,000
Miami-Dade Cnty FL Indl Dev Au (Florida Pwr & Lt Co Proj.) Series 2024A, 2.15% 5/1/2054 VRDN (b)(c)	26,200,000	26,200,000
Miami-Dade Cnty FL Indl Dev Au (Florida Pwr & Lt Co Proj.) Series 2024B, 2.03% 5/1/2054 VRDN (b)(c)	28,200,000	28,200,000
TOTAL FLORIDA		174,010,000
Georgia - 1.7%
Bartow Cnty GA Dev Auth Solid Waste Disp Fac Rev (Georgia Power Co Proj.) 2.15% 11/1/2062 VRDN (b)(c)	29,380,000	29,380,000
Gwinette Cnty GA Dev Auth Idr (Curtis 1000 Inc Proj.) 2.08% 5/1/2031, LOC Wells Fargo Bank NA VRDN (b)(c)	6,460,000	6,460,000
Heard Cnty GA Dev Auth Poll Cont Rev (Georgia Power Co Proj.) 2.05% 12/1/2037 VRDN (b)(c)	3,300,000	3,300,000
Monroe Cnty GA Dev Auth Rev (Florida Pwr & Lt Co Proj.) Series 2017, 2.1% 11/1/2047 VRDN (b)(c)	7,800,000	7,800,000
Monroe Cnty GA Dev Auth Rev (Florida Pwr & Lt Co Proj.) Series 2019, 2.15% 6/1/2049 VRDN (b)(c)	20,000,000	20,000,000
TOTAL GEORGIA		66,940,000
Illinois - 3.4%
Chicago IL Midway Arpt Rev Series 2014 C, 1.96% 1/1/2044, LOC PNC Bank NA VRDN (b)(c)	84,210,000	84,210,000
Chicago IL O'Hare Intl Arpt Rev Spl (Deutsche Lufthansa A G Proj.) 1.98% 5/1/2035, LOC Bayerische Landesbank VRDN (b)(c)	37,770,000	37,770,000
Illinois Dev Fin Auth Rev (Glenwood School For Boys, Il Proj.) 2.16% 2/1/2033, LOC Northern Trust CO Chicago VRDN (b)	2,700,000	2,700,000
Illinois Fin Auth Multifamily Rev (Villagebrook Apartments Lp Proj.) 1.93% 5/1/2035, LOC Freddie Mac Non Gold Pool VRDN (b)(c)	5,840,000	5,840,000
TOTAL ILLINOIS		130,520,000
Indiana - 1.7%
Hammond Ind Sew&Sd Wst Dsp Rev (Cargill Inc Proj.) 1.93% 12/1/2029 VRDN (b)(c)	5,300,000	5,300,000
Indiana St Dev Fin Auth Envr Rev (Duke Energy Ind Inc Proj.) 1.96% 12/1/2038 VRDN (b)(c)	37,150,000	37,150,000
Indiana St Dev Fin Auth Envr Rev (Duke Energy Ind Inc Proj.) 2.05% 12/1/2038 VRDN (b)(c)	23,300,000	23,295,147
Indiana St Fin Auth Environmental Rev (Arcelormittal Sa Luxembourg Proj.) 1.93% 6/1/2035, LOC Cooperatieve Rabobank UA/NY VRDN (b)	1,500,000	1,500,000
TOTAL INDIANA		67,245,147
Iowa - 1.6%
Iowa Fin Auth Pollutn Ctl Fac Rev (Midamerican Energy Co Proj.) Series 2016A, 1.98% 9/1/2036 VRDN (b)	1,200,000	1,200,000
Iowa Fin Auth Rev (Unitypoint Health Proj.) Series 2018 C, 2.07% 11/15/2041, LOC JPMorgan Chase Bank NA VRDN (b)	2,800,000	2,800,000
Iowa Fin Auth Sld Disp Wst Rev (Midamerican Energy Co Proj.) 2.08% 7/1/2038 VRDN (b)(c)	600,000	600,000
Iowa Fin Auth Solid Waste Facs Rev (Midamerican Energy Co Proj.) 2.05% 12/1/2047 VRDN (b)(c)	57,050,000	57,050,000
TOTAL IOWA		61,650,000
Kansas - 1.9%
Burlington Kans Envr Imprv Rev (Evergy Kansas Metro Proj.) 2.18% 9/1/2035 VRDN (b)	14,000,000	14,000,000
Burlington Kans Envr Imprv Rev (Evergy Kansas Metro Proj.) 2.18% 9/1/2035 VRDN (b)	3,200,000	3,200,000
Chanute KS Indl Dev Rev (Ash Grove Cement Company Proj.) 1.92% 6/1/2035, LOC Bank of America NA VRDN (b)(c)	25,100,000	25,100,000
Chanute KS Indl Dev Rev (Ash Grove Cement Company Proj.) 1.92% 6/1/2035, LOC Bank of America NA VRDN (b)(c)	7,000,000	7,000,000
LA Cygne KS Pollution Ctl Rev (Evergy Kansas South Proj.) 2.2% 4/15/2027 VRDN (b)	17,200,000	17,200,000
St Marys Kans Pollutn Ctl Rev (Evergy Kansas South Proj.) 2.2% 4/15/2032 VRDN (b)	4,700,000	4,700,000
Wamego Kansas Pcr (Evergy Kansas South Proj.) 2.2% 4/15/2032 VRDN (b)	4,100,000	4,100,000
TOTAL KANSAS		75,300,000
Kentucky - 0.4%
Daviess Cty KY Exempt Facs Rev (Kimberly-Clark Tissue Company Proj.) 2.2% 8/1/2029 (Kimberly-Clark Corp Guaranteed) VRDN (b)(c)	6,070,000	6,070,000
Meade Cnty KY Indl Bldg Rev (Nucor Corp Proj.) Series 2020 B 1, 2.45% 7/1/2060 VRDN (b)(c)	1,700,000	1,700,000
Meade Cnty KY Indl Bldg Rev (Nucor Corp Proj.) Series 2021 A 1, 2.45% 8/1/2061 VRDN (b)(c)	9,100,000	9,100,000
Meade Cnty KY Indl Bldg Rev (Nucor Corp Proj.) Series 2021B 1, 2.45% 8/1/2061 VRDN (b)(c)	300,000	300,000
TOTAL KENTUCKY		17,170,000
Louisiana - 0.0%
Louisiana Hsg Fin Agy Multifamily Hsg Rev (Maestri-Murrell Real Estate Proj.) 1.98% 7/1/2040, LOC Freddie Mac Non Gold Pool VRDN (b)	300,000	300,000
Mississippi - 0.8%
Mississippi Bus Fin Corp Rev (Mississippi Power Co Proj.) Series 1999, 2.05% 12/1/2027 VRDN (b)(c)	3,700,000	3,700,000
Mississippi Bus Fin Corp Sld Wst Disp Rev (Mississippi Power Co Proj.) Series 1998, 2.05% 5/1/2028 VRDN (b)(c)	10,700,000	10,700,000
Mississippi Business Fin Corp Miss Solid Waste Disp Fac & Wastewater Fac Rev (Mississippi Power Co Proj.) 1.9% 11/1/2052 VRDN (b)(c)	15,475,000	15,475,000
TOTAL MISSISSIPPI		29,875,000
Nebraska - 0.2%
County of Washington NE (Cargill Inc Proj.) Series 2012, 1.93% 9/1/2030 VRDN (b)(c)	6,500,000	6,500,000
Nevada - 2.0%
Clark Cnty NV Arpt Rev 1.95% 7/1/2040, LOC Bank of America NA VRDN (b)(c)	15,680,000	15,680,000
Clark Cnty NV Indl Dev Rev (Southwest Gas Corp Proj.) Series 2003 A, 1.9% 3/1/2038, LOC Mizuho Bank Ltd/New York NY VRDN (b)(c)	50,000,000	50,000,000
Clark Cnty NV Indl Dev Rev (Southwest Gas Corp Proj.) Series 2008 A, 1.9% 3/1/2038, LOC MUFG Bank Ltd/New York NY VRDN (b)(c)	11,400,000	11,400,000
TOTAL NEVADA		77,080,000
New Jersey,New York - 0.0%
Port Auth NY & NJ 1.93% 1/19/2027 VRDN (b)(e)(g)	500,000	500,000
New York - 0.2%
New York St Hsg Fin Agy Rev (Silverstein Properties Inc Proj.) 1.9% 5/15/2041, LOC Fannie Mae VRDN (b)(c)	8,160,000	8,160,000
North Carolina - 0.3%
Cumberland Cnty NC Indl Facs & Pollution Ctl Fing Auth Exempt Facs Rev (Cargill Inc Proj.) Series 2022, 1.92% 8/1/2052 VRDN (b)(c)	8,100,000	8,100,000
Hertford Cnty NC Indl Facs & Pollutn Ctl Fing Auth Indl Dev Rev (Nucor Corp Proj.) 2.25% 11/1/2033 VRDN (b)(c)	100,000	100,000
Lower Cape Fear N C Wtr & Swr Auth Spl Fac Rev (Smithfield Foods Proj.) 1.96% 12/1/2034, LOC Cooperatieve Rabobank UA/NY VRDN (b)	2,155,000	2,155,000
TOTAL NORTH CAROLINA		10,355,000
Ohio - 0.8%
Allen Cnty OH Hosp Facs Rev (Mercy Healthcare System Proj.) Series 2012 B, 1.8% 5/1/2036, LOC TD Bank NA VRDN (b)	9,500,000	9,500,000
Cuyahoga Cnty OH Hlth Care Fac (The A.M. Mcgregor Home Proj.) Series 2014, 1.92% 5/1/2049, LOC Northern Trust CO Chicago VRDN (b)	2,335,000	2,335,000
Hamilton Cnty OH Hosp Facs Rev (Childrens Hosp Med Ctr Cinn,Oh Proj.) Series 2018AA, 1.95% 5/15/2037 VRDN (b)	5,900,000	5,900,000
Ohio St Hsg Fin Agy Residential Mtg Rev (Oh Residential Mortgage Proj.) Series F, 1.9% 3/1/2036 (Liquidity Facility TD Bank NA) VRDN (b)(c)	3,630,000	3,630,000
Ohio St Hsg Fin Agy Residential Mtg Rev (Oh Residential Mortgage Proj.) Series H, 2.12% 3/1/2036 (Liquidity Facility State of Ohio) VRDN (b)(c)	7,665,000	7,665,000
TOTAL OHIO		29,030,000
Oregon - 0.2%
Portland Ore Hsg Auth Rev (Cecelia Limited Partnership Proj.) 1.93% 12/1/2034, LOC Bank of America NA VRDN (b)(c)	2,770,000	2,770,000
Portland Ore Hsg Auth Rev (Trouton Limited Partnership Proj.) 1.93% 4/1/2037, LOC Bank of America NA VRDN (b)(c)	3,685,000	3,685,000
TOTAL OREGON		6,455,000
Pennsylvania - 0.0%
Lancaster PA Indl Dev Auth Rev (Willow Valley Retirement Communities Proj.) 1.98% 12/1/2039, LOC PNC Bank NA VRDN (b)	1,600,000	1,600,000
South Carolina - 0.2%
Berkeley Cnty SC Indl Dev Rev (Nucor Corp Proj.) 2.55% 3/1/2029 VRDN (b)(c)	2,200,000	2,200,000
Berkeley Cnty SC Indl Dev Rev (Nucor Corp Proj.) 2.55% 4/1/2031 VRDN (b)(c)	2,750,000	2,750,000
Darlington Cnty SC Indl Dev Re (Nucor Corp Proj.) 2.55% 8/1/2029 VRDN (b)(c)	2,482,000	2,482,000
TOTAL SOUTH CAROLINA		7,432,000
Tennessee - 0.5%
Clarksville TN Public Bldg Ath (Tennessee Muni Bond Fund Proj.) 2.08% 11/1/2035, LOC Bank of America NA VRDN (b)	145,000	145,000
Henderson Tenn Indl Dev Brd Rev (Arvin Sango Inc Proj.) 1.92% 2/1/2042, LOC MUFG Bank Ltd VRDN (b)(c)	10,000,000	10,000,000
Industrial Dev Brd Blount Cnty & Cities Alcoa & Maryville Tenn (Alcoa Tn Proj.) 2.18% 6/1/2036, LOC Truist Bank VRDN (b)	1,985,000	1,985,000
Loudon CO TN Idb Exmpt Fac Rv (Kimberly-Clark Corp Proj.) 2.2% 11/1/2034 VRDN (b)(c)	7,100,000	7,100,000
Montgomery Cnty TN Pub Bldg Au 2.04% 9/1/2029, LOC Bank of America NA VRDN (b)	245,000	245,000
TOTAL TENNESSEE		19,475,000
Texas - 4.1%
Calhoun Cnty Tex Nav Dist Environmental Facs Rev (Formosa Plastics Corp Proj.) 1.95% 5/1/2034, LOC Citibank NA VRDN (b)(c)	8,775,000	8,775,000
Calhoun Cnty TX Sld Ws Ds Rev (Formosa Plastics Corp Texas Proj.) 1.95% 5/1/2031, LOC JPMorgan Chase Bank NA VRDN (b)(c)	25,000,000	25,000,000
Calhoun Port Auth TX Environmental Facs Rev (Formosa Plastics Corp Texas Proj.) 1.92% 11/1/2037, LOC PNC Bank NA VRDN (b)(c)	7,495,000	7,495,000
Converse Hsg Fin Corp TX Multi Family Hsg Rev (Town Square Living Llc Proj.) 1.75% 3/15/2040, LOC Citibank NA VRDN (b)(c)	10,740,000	10,740,000
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Methodist Healthcare Sys, Tx Proj.) Series 2025B, 2% 12/1/2060 (Liquidity Facility Bank of America NA) VRDN (b)	9,705,000	9,705,000
Harris Cnty TX Hfc Mfhr (Tx Bammel Housing Lp Proj.) 1.93% 2/15/2038, LOC Fannie Mae VRDN (b)(c)	5,880,000	5,880,000
Harris Cnty TX Hosp Dist Rev 1.85% 2/15/2042, LOC JPMorgan Chase Bank NA VRDN (b)	4,800,000	4,800,000
Houston TX Util Sys Rev 1.9% 5/15/2034, LOC Sumitomo Mitsui Banking Corp/New York VRDN (b)	350,000	350,000
Jewett Economic Dev Corp Tex I (Nucor Corp Proj.) 2.2% 8/1/2038 VRDN (b)(c)	9,700,000	9,700,000
Lower Nchs Vly Ath TX Idcrp Re (Exxon Capital Ventures Inc Proj.) 2% 11/1/2029 (Exxon Mobil Corp Guaranteed) VRDN (b)	300,000	300,000
Lower Nchs Vly Ath TX Idcrp Re (Onyx Environmental Svcs Llc Proj.) Series 2003, 2% 5/1/2028, LOC Bank of America NA VRDN (b)(c)	10,310,000	10,310,000
Lower Neches Valley Auth Tex (Exxon Capital Ventures Inc Proj.) 2% 5/1/2046 (Exxon Mobil Corp Guaranteed) VRDN (b)	225,000	225,000
Port Arthur TX Navigation District (Air Products & Chemicals Inc Proj.) 2.24% 4/1/2036 VRDN (b)(c)	14,000,000	14,000,000
Texas St Dept Hsg & Cmnty Affairs Multifamily Hsg Rev (Sunset Pointe Housing Partnership Ltd., L.P. Proj.) 1.98% 7/15/2039, LOC Fannie Mae VRDN (b)(c)	12,980,000	12,980,000
Texas State Gen. Oblig. 1.95% 6/1/2043 (Liquidity Facility State Street Bank & Trust Co) VRDN (b)	4,330,000	4,330,000
Texas State Gen. Oblig. 1.95% 6/1/2045 (Liquidity Facility State Street Bank & Trust Co) VRDN (b)	8,090,000	8,090,000
Texas State Gen. Oblig. 2% 12/1/2036 (Liquidity Facility State Street Bank & Trust Co) VRDN (b)(c)	12,975,000	12,975,000
Texas State Gen. Oblig. 2% 6/1/2034 (Liquidity Facility State Street Bank & Trust Co) VRDN (b)(c)	9,985,000	9,985,000
TOTAL TEXAS		155,640,000
Virginia - 0.4%
Arlington Cnty VA Indl Dev Auth Multifamily Rev (Ahc Limited Partnership-18 Proj.) 2% 8/1/2047, LOC Freddie Mac Non Gold Pool VRDN (b)(c)	17,150,000	17,150,000
Washington - 1.1%
Washington St Hsg Fin Comm Mf (Eagle Ridge, Llc Proj.) 1.97% 8/1/2041, LOC Federal Home Loan Bank of San Francisco VRDN (b)(c)	9,485,000	9,485,000
Washington St Hsg Fin Commn Multifamily Hsg Rev (Teutsch Partners Proj.) Series A, 2.27% 12/15/2041, LOC Federal Home Loan Bank of San Francisco VRDN (b)(c)	31,590,000	31,590,000
TOTAL WASHINGTON		41,075,000
West Virginia - 2.0%
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev (Appalachian Power Co Proj.) 2.08% 2/1/2036 VRDN (b)(c)	25,675,000	25,675,000
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev (Appalachian Power Co Proj.) Series 2008 A, 1.94% 2/1/2036 VRDN (b)(c)	39,900,000	39,900,000
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev (Nucor Steel West Virginia Llc Proj.) Series 2025B 1, 2.15% 11/1/2065 (Nucor Corp Guaranteed) VRDN (b)(c)	13,600,000	13,600,000
TOTAL WEST VIRGINIA		79,175,000
Wisconsin - 1.4%
Green Bay Wis Redev Auth Exempt Fac Redev Rev (Green Bay Wis Pkg Sys Rev Proj.) Series 2019, 1.93% 7/1/2047, LOC Wells Fargo Bank NA VRDN (b)(c)(f)	54,600,000	54,600,000
Wyoming - 0.0%
Laramie Cnty WY Indl Dev Rev (Cheyenne Light, Fuel & Pwr Co Proj.) 1.91% 3/1/2027, LOC Wells Fargo Bank NA VRDN (b)(c)	1,100,000	1,100,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $1,404,842,147)		1,404,842,147

Commercial Paper - 7.3%
	Yield (%) (h)	Principal Amount (a)	Value ($)
Austin TX Elec Util Sys Rev 2.63% 3/3/2026 (Liquidity Facility JPMorgan Chase Bank NA) CP	2.63	18,700,000	18,700,000
Austin TX Elec Util Sys Rev 2.63% 3/3/2026 (Liquidity Facility JPMorgan Chase Bank NA) CP	2.63	3,600,000	3,600,000
Board of Regents of the University of Texas System 2.39% 7/16/2026 (Liquidity Facility University of Texas Investment Management Company) CP	2.39	5,200,000	5,200,000
Board of Regents of the University of Texas System 2.61% 5/18/2026 (Liquidity Facility University of Texas Investment Management Company) CP	2.61	12,500,000	12,500,000
Board of Regents of the University of Texas System 2.62% 5/21/2026 (Liquidity Facility University of Texas Investment Management Company) CP	2.62	5,200,000	5,200,000
Board of Regents of the University of Texas System 2.62% 6/2/2026 (Liquidity Facility University of Texas Investment Management Company) CP	2.62	25,000,000	25,000,000
Board of Regents of the University of Texas System 2.63% 6/3/2026 (Liquidity Facility University of Texas Investment Management Company) CP	2.63	12,500,000	12,500,000
Board of Regents of the University of Texas System 2.63% 6/3/2026 (Liquidity Facility University of Texas Investment Management Company) CP	2.63	11,500,000	11,500,000
Board of Regents of the University of Texas System 2.65% 3/10/2026 (Liquidity Facility University of Texas Investment Management Company) CP	2.65	3,500,000	3,500,000
Board of Regents of the University of Texas System 2.65% 3/19/2026 (Liquidity Facility University of Texas Investment Management Company) CP	2.65	5,200,000	5,200,000
Board of Regents of the University of Texas System 2.65% 4/2/2026 (Liquidity Facility University of Texas Investment Management Company) CP	2.65	1,000,000	1,000,000
Board of Regents of the University of Texas System 2.65% 5/18/2026 (Liquidity Facility University of Texas Investment Management Company) CP	2.65	5,200,000	5,200,000
Board of Regents of the University of Texas System 2.65% 5/18/2026 (Liquidity Facility University of Texas Investment Management Company) CP	2.65	5,100,000	5,100,000
Board of Regents of the University of Texas System 2.65% 5/18/2026 (Liquidity Facility University of Texas Investment Management Company) CP	2.65	3,100,000	3,100,000
Board of Regents of the University of Texas System 2.65% 5/20/2026 (Liquidity Facility University of Texas Investment Management Company) CP	2.65	5,100,000	5,100,000
Board of Regents of the University of Texas System 2.66% 5/12/2026 (Liquidity Facility University of Texas Investment Management Company) CP	2.66	12,500,000	12,500,000
Board of Regents of the University of Texas System 2.67% 4/7/2026 (Liquidity Facility University of Texas Investment Management Company) CP	2.67	1,000,000	1,000,000
Board of Regents of the University of Texas System 2.69% 3/3/2026 (Liquidity Facility University of Texas Investment Management Company) CP	2.69	1,300,000	1,300,000
Board of Regents of the University of Texas System 2.7% 3/10/2026 (Liquidity Facility University of Texas Investment Management Company) CP	2.70	5,300,000	5,300,000
Board of Regents of the University of Texas System 2.7% 3/11/2026 (Liquidity Facility University of Texas Investment Management Company) CP	2.70	5,300,000	5,300,000
Board of Regents of the University of Texas System 2.7% 3/12/2026 (Liquidity Facility University of Texas Investment Management Company) CP	2.70	5,300,000	5,300,000
Dallas TX Rapid Transit Sales Tax Rev 2.72% 9/8/2026 CP	2.72	7,800,000	7,800,000
Fort Bend TX Indpt Sch Dist 2.53% 3/25/2026 (Liquidity Facility JPMorgan Chase Bank NA) CP	2.53	7,400,000	7,400,000
Harris Cnty TX 2.48% 3/26/2026 (Liquidity Facility JPMorgan Chase Bank NA) CP	2.48	4,650,000	4,650,000
Harris Cnty TX 2.65% 3/5/2026 (Liquidity Facility State Street Bank & Trust Co) CP	2.65	1,090,000	1,090,000
Harris Cnty TX 2.65% 3/5/2026 (Liquidity Facility State Street Bank & Trust Co) CP	2.65	1,000,000	1,000,000
Harris Cnty TX 2.65% 3/5/2026 (Liquidity Facility State Street Bank & Trust Co) CP	2.65	600,000	600,000
Harris Cnty TX 2.7% 3/5/2026 (Liquidity Facility State Street Bank & Trust Co) CP	2.70	500,000	500,000
Harris Cnty TX 2.75% 3/26/2026 (Liquidity Facility JPMorgan Chase Bank NA) CP	2.75	800,000	800,000
Harris Cnty TX 2.75% 3/26/2026 (Liquidity Facility State Street Bank & Trust Co) CP	2.75	900,000	900,000
Harris Cnty TX 2.76% 3/26/2026 (Liquidity Facility JPMorgan Chase Bank NA) CP	2.76	6,685,000	6,685,000
Harris Cnty TX 2.76% 3/26/2026 (Liquidity Facility State Street Bank & Trust Co) CP	2.76	4,940,000	4,940,000
Harris Cnty TX 2.76% 3/26/2026, LOC Sumitomo Mitsui Banking Corp/New York CP	2.76	1,300,000	1,300,000
Maricopa Cnty AZ Ida Rev 2.4% 3/4/2026 CP	2.40	10,400,000	10,400,000
Michigan St Bldg Auth Rev 2.52% 4/23/2026, LOC JPMorgan Chase Bank NA CP	2.52	5,400,000	5,400,000
Nebraska Pub Pwr Dist Rev 2.42% 5/21/2026, LOC Bank of America NA CP	2.42	12,400,000	12,400,000
Nebraska Pub Pwr Dist Rev 2.68% 3/3/2026, LOC Bank of America NA CP	2.68	9,600,000	9,600,000
Omaha Public Power District 2.64% 3/4/2026 CP	2.64	1,100,000	1,100,000
University MN 2.41% 5/21/2026 CP	2.41	6,700,000	6,700,000
University MN 2.41% 5/21/2026 CP	2.41	1,000,000	1,000,000
University TX Perm Univ Fd 2.46% 7/1/2026 CP	2.46	3,100,000	3,100,000
University TX Perm Univ Fd 2.64% 5/4/2026 CP	2.64	5,100,000	5,100,000
University TX Perm Univ Fd 2.65% 4/21/2026 CP	2.65	2,100,000	2,100,000
University TX Perm Univ Fd 2.66% 3/11/2026 CP	2.66	5,400,000	5,400,000
University TX Perm Univ Fd 2.68% 3/5/2026 CP	2.68	5,400,000	5,400,000
University TX Perm Univ Fd 2.7% 3/4/2026 CP	2.70	2,700,000	2,700,000
Wisconsin St 2.47% 11/5/2026 CP	2.47	5,200,000	5,200,000
Wisconsin St 2.48% 11/1/2026 CP	2.48	3,100,000	3,100,000
Wisconsin St 2.7% 8/17/2026 CP	2.70	10,100,000	10,100,000
Wisconsin St 2.8% 6/6/2026 CP	2.80	3,200,000	3,200,000
TOTAL COMMERCIAL PAPER (Cost $282,765,000)			282,765,000

Money Market Funds - 12.6%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (i)(j) (Cost $486,726,551)	1.91	486,629,225	486,726,551

TOTAL INVESTMENT IN SECURITIES - 99.5% (Cost $3,851,129,960)	3,851,129,960
NET OTHER ASSETS (LIABILITIES) - 0.5%	18,487,436
NET ASSETS - 100.0%	3,869,617,396

Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
RAN	-	REVENUE ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)	Provides evidence of ownership in one or more underlying municipal bonds. Coupon rates are determined by re-marketing agents based on current market conditions.
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $149,753,163 or 3.9% of net assets.

(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $55,306,138 or 1.4% of net assets.

(g)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(h)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(i)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost ($)
Alaska Multi Fam Hsg Auth Chenana Apts Participating VRDN 2.11% 11/21/2027 (Liquidity Facility Mizuho Capital Markets LLC)	11/21/2024	600,000

Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2024 MIZ9180, 2.11% 7/11/2027 (Liquidity Facility Mizuho Capital Markets LLC)	10/10/2024	1,170,000

Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2025 MIZ9219, 2.11% 7/31/2028 (Liquidity Facility Mizuho Capital Markets LLC)	8/1/2025	500,000

Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2025 MIZ9220, 2.11% 7/31/2028 (Liquidity Facility Mizuho Capital Markets LLC)	8/1/2025	400,000

Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2025 MIZ9240, 2.11% 1/1/2028 (Liquidity Facility Mizuho Capital Markets LLC)	11/3/2025	1,060,000

Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2025 MIZ9241, 2.11% 11/2/2028 (Liquidity Facility Mizuho Capital Markets LLC)	11/3/2025	700,000

Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2025 MIZ9242, 2.11% 11/2/2028 (Liquidity Facility Mizuho Capital Markets LLC)	11/3/2025	1,000,000

Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2026 MIZ9248, 2.11% 2/1/2029 (Liquidity Facility Mizuho Capital Markets LLC)	2/2/2026	800,000

Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2026 MIZ9249, 2.11% 2/1/2029 (Liquidity Facility Mizuho Capital Markets LLC)	2/2/2026	600,000

Arizona Ind Dev Auth Participating VRDN 2.11% 6/20/2027 (Liquidity Facility Mizuho Capital Markets LLC)	6/20/2024 - 6/18/2025	845,000

Arizona Ind Dev Auth Participating VRDN Series 2024 MIZ9187, 2.11% 8/21/2027 (Liquidity Facility Mizuho Capital Markets LLC)	8/21/2024	1,624,545

Arizona Ind Dev Auth Participating VRDN Series 2024 MIZ9192, 2.11% 10/10/2027 (Liquidity Facility Mizuho Capital Markets LLC)	10/10/2024	3,600,000

ARIZONA ST INDL DEV AUTH MULTIFAMILY HSG REV Participating VRDN Series 2025 MIZ9211, 2.11% 5/13/2028 (Liquidity Facility Mizuho Capital Markets LLC)	5/14/2025	400,000

Bernalillo NM Multi Fam Hsg St Anthony's Pl Participating VRDN Series 2025 MIZ9210, 2.11% 4/29/2028 (Liquidity Facility Mizuho Capital Markets LLC)	4/30/2025	2,300,000

California Hsg Fin Agy Ltd Oblig Multifamily Hsg Rev Participating VRDN Series 2025 MIZ9231, 2.06% 9/9/2028 (Liquidity Facility Mizuho Capital Markets LLC)	9/10/2025	4,100,000

Collin County Hsg Fin Corp Multi Fam Participating VRDN 2.11% 8/21/2027 (Liquidity Facility Mizuho Capital Markets LLC)	8/21/2024 - 10/10/2024	2,400,000

Colorado Health Facilities Authority Series 2025 MS0043, 2.08% tender 11/15/2050 (Liquidity Facility Morgan Stanley Bank NA)	5/21/2025	1,700,000

Harris Cnty TX Gen. Oblig. Series 2025 MS0067E, 2.08% tender 9/15/2054 (Liquidity Facility Morgan Stanley Bank NA)	8/14/2025	1,100,000

Illinois Hsg Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2025 MIZ9224, 2.11% 8/18/2028 (Liquidity Facility Mizuho Capital Markets LLC)	8/19/2025	10,900,000

Jacksonville Fla Spl Rev Series 2025 MS0068E, 2.08% tender 10/1/2054 (Liquidity Facility Morgan Stanley Bank NA)	8/14/2025	4,010,000

JEFFERSON CNTY TEX HSG FIN CORP MULTIFAMILY HSG MTG REV Participating VRDN Series 2025 MIZ9214, 2.11% 6/11/2028 (Liquidity Facility Mizuho Capital Markets LLC)	6/12/2025	800,000

Kansas City MO Multi Fam Hsg Rev Participating VRDN Series 2025 MIZ9207, 2.11% 1/21/2028 (Liquidity Facility Mizuho Capital Markets LLC)	1/23/2025	1,000,000

Lehigh County Gen Purp Hosp Rev Participating VRDN Series 2023 BAML5039, 1.96% 7/1/2043 (Liquidity Facility Bank of America, N.A.)	5/4/2023 - 3/28/2024	5,740,000

Los Angeles Multi Fam Hsg Participating VRDN Series 2024 MIZ9189, 2.18% 9/26/2027 (Liquidity Facility Mizuho Capital Markets LLC)	11/13/2024	480,000

Los Angeles Multi Fam Hsg Participating VRDN Series 2025 MIZ9237, 2.11% 10/22/2028 (Liquidity Facility Mizuho Capital Markets LLC)	10/23/2025	53,000,000

Metropolitan Govt Nashville & Davidson County Hlth & Edl Fac Participating VRDN Series 2024 MIZ9181, 2.11% 7/11/2027 (Liquidity Facility Mizuho Capital Markets LLC)	7/11/2024 - 10/10/2024	1,830,000

Missippi Multi Family Hsg Rev Participating VRDN Series 2024 MIZ9202, 2.11% 12/4/2027 (Liquidity Facility Mizuho Capital Markets LLC)	12/4/2024	1,300,000

Missippi Multi Family Hsg Rev Participating VRDN Series 2024 MIZ9205, 2.11% 7/1/2027 (Liquidity Facility Mizuho Capital Markets LLC)	12/12/2024	800,000

Mizuho Floater / Residual Tr Var Sts Participating VRDN Series 2025 MIZ9213, 2.11% 1/1/2028 (Liquidity Facility Mizuho Capital Markets LLC)	6/3/2025	900,000

Mizuho Floater / Residual Tr Var Sts Participating VRDN Series 2025 MIZ9215, 2.11% 6/19/2028 (Liquidity Facility Mizuho Capital Markets LLC)	6/20/2025	600,000

Mizuho Floater / Residual Tr Var Sts Participating VRDN Series 2025 MIZ9216, 2.11% 6/19/2028 (Liquidity Facility Mizuho Capital Markets LLC)	6/20/2025	600,000

New York Dorm Auth Royal Charter Prop Participating VRDN Series 2025 MIZ9208, 2.11% 3/16/2028 (Liquidity Facility Mizuho Capital Markets LLC)	3/17/2025	6,600,000

Oregon Hsg & Cmnty Svcs Dep Participating VRDN 2.11% 1/2/2028 (Liquidity Facility Mizuho Capital Markets LLC)	1/2/2025	500,000

Oregon Hsg & Cmnty Svcs Dep Participating VRDN Series 2025 MIZ9243, 2.11% 11/17/2028 (Liquidity Facility Mizuho Capital Markets LLC)	11/18/2025	1,000,000

Oregon St Hsg & Cmnty Svcs Dep Participating VRDN Series 2025 MIZ9230, 2.11% 9/2/2028 (Liquidity Facility Mizuho Capital Markets LLC)	9/3/2025	400,000

Pennsylvania Hsg Fin Agcy Multi Fam Hsg Dev Rev Participating VRDN Series 2025 MIZ9245, 2.11% 1/7/2029 (Liquidity Facility Mizuho Capital Markets LLC)	1/8/2026	1,600,000

Pennsylvania Multi Fam Hsg Rev Participating VRDN 2.11% 6/20/2027 (Liquidity Facility Mizuho Capital Markets LLC)	6/20/2024	258,618

Pittsburg PA Arprt Rev Series 2025 MS0042, 2.08% tender 1/1/2046 (Liquidity Facility Morgan Stanley Bank NA)	5/21/2025	9,225,000

Port Auth NY & NJ 1.93% 1/19/2027 VRDN	7/15/2020	500,000

Port of Morrow Gen. Oblig. Series 2024 MS0026, 2.08% tender 10/1/2026 (Liquidity Facility Morgan Stanley Bank NA)	10/10/2024	5,400,000

Prosper Tex Indpt Sch Dist Series 2025 MS0071E, 2.08% tender 2/15/2055 (Liquidity Facility Morgan Stanley Bank NA)	8/14/2025	3,700,000

Raleigh NC Hsg Auth Multi Fam Rev Participating VRDN Series 2025 MIZ9228, 2.11% 8/15/2028 (Liquidity Facility Mizuho Capital Markets LLC)	8/19/2025	1,800,000

River Islands Pub Fing Auth Participating VRDN 2.06% 10/10/2027 (Liquidity Facility Mizuho Capital Markets LLC)	10/10/2024	3,000,000

Saint Paul Hsg & Redev Auth Rev Participating VRDN 2.11% 8/21/2027 (Liquidity Facility Mizuho Capital Markets LLC)	8/21/2024	1,800,000

Shelby Cnty TN Health Edl & Hsg Fac Brd Health Care Rev Participating VRDN Series 2025 BAML5067, 1.93% 9/1/2055 (Liquidity Facility Bank of America, N.A.)	9/18/2025	5,410,000

St Louis County Ind Dev Auth Multi Fam Hsg Rev Participating VRDN Series 2025 MIZ9235, 2.11% 10/15/2028 (Liquidity Facility Mizuho Capital Markets LLC)	10/16/2025	600,000

St Louis MO Lafayette Apts Participating VRDN Series 2025 MIZ9212, 2.11% 5/21/2028 (Liquidity Facility Mizuho Capital Markets LLC)	5/22/2025	1,100,000

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	346,532,539	623,802,517	483,608,505	4,923,298	-	-	486,726,551	486,629,225	11.1%
Total	346,532,539	623,802,517	483,608,505	4,923,298	-	-	486,726,551

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in these securities. For more information on valuation inputs, refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of February 28, 2026 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $3,364,403,409)	$3,364,403,409
Fidelity Central Funds (cost $486,726,551)	486,726,551

Total Investment in Securities (cost $3,851,129,960)		$3,851,129,960
Cash		1,000
Receivable for fund shares sold		11,748,111
Interest receivable		18,035,423
Distributions receivable from Fidelity Central Funds		721,795
Prepaid expenses		1,878
Other receivables		158
Total assets		3,881,638,325
Liabilities
Payable for fund shares redeemed	$10,104,692
Distributions payable	664,737
Accrued management fee	1,220,147
Other payables and accrued expenses	31,353
Total liabilities		12,020,929
Net Assets		$3,869,617,396
Net Assets consist of:
Paid in capital		$3,869,698,032
Total accumulated earnings (loss)		(80,636)
Net Assets		$3,869,617,396
Net Asset Value, offering price and redemption price per share ($3,869,617,396 ÷ 3,864,043,763 shares)		$1.00
Statement of Operations
Six months ended February 28, 2026 (Unaudited)
Investment Income
Interest		$46,136,278
Income from Fidelity Central Funds		4,923,298
Total income		51,059,576
Expenses
Management fee	$7,452,444
Custodian fees and expenses	15,422
Independent trustees' fees and expenses	4,162
Registration fees	73,983
Audit fees	22,834
Legal	1,987
Miscellaneous	2,950
Total expenses before reductions	7,573,782
Expense reductions	(325)
Total expenses after reductions		7,573,457
Net Investment income (loss)		43,486,119
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	17,562
Total net realized gain (loss)		17,562
Net increase in net assets resulting from operations		$43,503,681
Statement of Changes in Net Assets

	Six months ended February 28, 2026 (Unaudited)	Year ended August 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$43,486,119	$99,538,485
Net realized gain (loss)	17,562	77,848
Net increase in net assets resulting from operations	43,503,681	99,616,333
Distributions to shareholders	(43,483,301)	(99,533,875)

Share transactions
Proceeds from sales of shares	1,520,482,658	2,493,444,637
Reinvestment of distributions	38,867,988	90,655,136
Cost of shares redeemed	(1,533,379,639)	(2,541,709,445)

Net increase (decrease) in net assets and shares resulting from share transactions	25,971,007	42,390,328
Total increase (decrease) in net assets	25,991,387	42,472,786

Net Assets
Beginning of period	3,843,626,009	3,801,153,223
End of period	$3,869,617,396	$3,843,626,009

Other Information
Shares
Sold	1,520,482,659	2,493,444,641
Issued in reinvestment of distributions	38,867,988	90,655,136
Redeemed	(1,533,379,640)	(2,541,709,449)
Net increase (decrease)	25,971,007	42,390,328

Financial Highlights
Fidelity® Municipal Money Market Fund

	Six months ended February 28, 2026 (Unaudited)	Years ended August 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.011	.026	.032	.026	.003	- B
Net realized and unrealized gain (loss)	- B	- B	.001	- B	- B	- B
Total from investment operations	.011	.026	.033	.026	.003	- B
Distributions from net investment income	(.011)	(.026)	(.032)	(.026)	(.003)	- B
Distributions from net realized gain	-	-	(.001)	-	- B	-
Total distributions	(.011)	(.026)	(.033)	(.026)	(.003)	- B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	1.12%	2.64%	3.33%	2.61%	.27%	.01%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.39% G	.39%	.41%	.42%	.41%	.41%
Expenses net of fee waivers, if any	.39 % G	.39%	.40%	.42%	.26%	.16%
Expenses net of all reductions, if any	.39% G	.39%	.40%	.42%	.26%	.16%
Net investment income (loss)	2.23% G	2.60%	3.23%	2.56%	.24%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$3,869,617	$3,843,626	$3,801,153	$3,812,578	$4,122,260	$4,647,796

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
Notes to Financial Statements
 (Unaudited)
For the period ended February 28, 2026

1. Organization.
Fidelity Municipal Money Market Fund (the Fund) is a fund of Fidelity Union Street Trust II (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the Fund are only available for purchase by retail shareholders.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and capital loss carryforwards.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$-
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation)	$-
Tax cost	$3,851,129,960

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(106,060)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Any reference to "class" in this note shall mean "the Fund" as the Fund currently offers only one class of shares. The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Fidelity Municipal Money Market Fund	.39

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Fidelity Municipal Money Market Fund	.38

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Municipal Money Market Fund	34,590,000	123,880,000	-
5. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $325.
6. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
7. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Municipal Money Market Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered the Investment Advisers' staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Adviseres' approach to recruiting, managing, training, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account and market information over the Internet, via the Fidelity mobile app and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, the fund has a management fee based on tiered schedules and subject to a maximum rate (the management fee). The Board also considered that in exchange for the variable management fee, the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the fund's management fee and total expense ratio, the Board considered the effective management fee rate from March 2024 to December 2024, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) of the fund relative to the funds and classes in the total peer group; (ii) gross management fee comparisons of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the fund relative to the asset-sized peer group. The asset-sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked above the competitive median of the total peer group for 2024 and above the competitive median of the asset-sized peer group for 2024. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked above the competitive median of the total peer group for 2024 and above the competitive median of the asset-sized peer group for 2024.
The Board noted that Lipper's definition of retail and institutional money market funds creates challenges for comparisons because Lipper's retail category includes funds that have high investment minimums, unlike the fund, that would typically be considered institutional load. The Board considered that Fidelity believes that, although the management fee and total expenses may rank above the median, the fees that the fund is charged are reasonable for the overall value of the nature and quality of the services the fund's shareholders receive.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity other than the fund, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar investment mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of the fund and all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) and their shareholders have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the findings of the committee.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist at the asset class level determined based on the total assets of specified Fidelity funds in the same asset class as the fund, and through a discount that considers both fund size and the total assets of a broader group of specified Fidelity funds. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds and asset classes, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) information about the role of fund profitability in considering changes to the fund lineup; (vi) the types of management fee and total expense comparisons provided, and challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, bond funds, allocation funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2026.

1.703548.128
MMM-SANN-0426

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Union Street Trust II’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Union Street Trust II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Union Street Trust II

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	April 22, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	April 22, 2026

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	April 22, 2026